UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Bond Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Consumer Discretionary
Apparel Retail – 1.1%
Limited Brands, Inc.:
8.500%, 6–15–19	$3,000	$3,538
7.000%, 5–1–20	7,676	8,693
5.625%, 2–15–22	1,710	1,800

		14,031

Apparel, Accessories & Luxury Goods – 0.6%
Hanesbrands, Inc.,
6.375%, 12–15–20	7,758	8,117

Automobile Manufacturers – 1.0%
BorgWarner, Inc.,
3.375%, 3–15–25	5,000	4,912
General Motors Co.,
5.000%, 4–1–35	8,000	7,855

		12,767

Automotive Retail – 0.6%
AutoZone, Inc.,
1.300%, 1–13–17	7,500	7,511

Cable & Satellite – 2.1%
Comcast Cable Communications, Inc.,
8.500%, 5–1–27	5,250	7,199
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
5.000%, 3–1–21	6,750	7,302
3.800%, 3–15–22	2,881	2,895
3.950%, 1–15–25	3,365	3,294
Time Warner Cable, Inc.,
5.850%, 5–1–17	5,035	5,376

		26,066

Department Stores – 0.6%
May Department Stores Co. (The),
7.450%, 10–15–16	6,600	7,104

Education Services – 0.3%
Trustees of Princeton University (The),
4.950%, 3–1–19	3,000	3,334

General Merchandise Stores – 0.9%
Dollar General Corp.,
3.250%, 4–15–23	12,000	11,418

Home Improvement Retail – 1.3%
Home Depot, Inc. (The),
4.400%, 4–1–21	14,135	15,577

Homebuilding – 0.9%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	10,945	10,726

Household Appliances – 0.2%
Controladora Mabe S.A. de C.V.,
6.500%, 12–15–15 (A)	2,000	2,022

Internet Retail – 1.3%
Amazon.com, Inc.,
4.800%, 12–5–34	16,470	16,311

Restaurants – 0.6%
McDonald’s Corp.,
5.350%, 3–1–18	6,700	7,342

Total Consumer Discretionary – 11.5%		142,326
Consumer Staples
Brewers – 0.7%
Anheuser–Busch InBev Worldwide, Inc.,
1.375%, 7–15–17	8,046	8,083

Drug Retail – 0.3%
Walgreen Co.,
1.800%, 9–15–17	4,000	4,015

Food Retail – 0.1%
Kroger Co. (The),
6.400%, 8–15–17	1,080	1,189

Household Products – 1.1%
Procter & Gamble Co. (The),
8.000%, 9–1–24	10,000	13,781

Packaged Foods & Meats – 1.3%
General Mills, Inc.,
1.400%, 10–20–17	8,800	8,785
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
2.650%, 8–15–19	7,765	7,810

		16,595

Total Consumer Staples – 3.5%		43,663
Energy
Oil & Gas Equipment & Services – 1.6%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	5,000	5,697
Halliburton Co.:
6.150%, 9–15–19	7,000	8,048
6.750%, 2–1–27	4,950	6,061

		19,806

Oil & Gas Exploration & Production – 2.5%
BP Capital Markets plc,
1.674%, 2–13–18	10,500	10,532
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11–15–34	7,500	7,231
EQT Corp.:
8.125%, 6–1–19	8,081	9,453
4.875%, 11–15–21	3,000	3,158

		30,374

Oil & Gas Storage & Transportation – 1.6%
Copano Energy LLC and Copano Energy Finance Corp.,
7.125%, 4–1–21	1,789	1,894
El Paso Corp.,
7.000%, 6–15–17	3,000	3,262
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.600%, 11–1–24	8,469	8,162
Tennessee Gas Pipeline Co.,
7.000%, 3–15–27	6,000	7,052

		20,370

Total Energy – 5.7%		70,550
Financials
Asset Management & Custody Banks – 1.0%
Ares Capital Corp.,
3.875%, 1–15–20	11,635	11,801

Consumer Finance – 3.0%
Capital One N.A.,
2.400%, 9–5–19	12,000	11,884
Discover Financial Services,
3.950%, 11–6–24	11,900	11,546
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.500%, 7–10–19	3,400	3,472
Western Union Co. (The),
3.650%, 8–22–18	10,000	10,391

		37,293

Diversified Banks – 3.2%
Bank of America Corp.,
5.650%, 5–1–18	8,000	8,784
Bank of Nova Scotia (The),
1.250%, 4–11–17	9,920	9,939
U.S. Bank N.A.,
1.350%, 1–26–18	8,000	7,991
Wachovia Corp.,
5.750%, 6–15–17	12,000	13,032

		39,746

Health Care REITs – 0.5%
Health Care REIT, Inc.,
4.000%, 6–1–25	5,700	5,626

Investment Banking & Brokerage – 2.7%
Goldman Sachs Group, Inc. (The),
7.500%, 2–15–19	12,000	14,086
Merrill Lynch & Co., Inc.,
6.400%, 8–28–17	5,969	6,544
Morgan Stanley:
5.950%, 12–28–17	8,000	8,792
3.700%, 10–23–24	4,000	3,978

		33,400

Life & Health Insurance – 2.0%
Aflac, Inc.,
3.625%, 11–15–24	9,250	9,268
MetLife, Inc.,
6.817%, 8–15–18	13,000	14,954

		24,222

Other Diversified Financial Services – 3.8%
Citigroup, Inc.:
1.300%, 11–15–16	7,000	6,994
2.550%, 4–8–19	4,670	4,706

Fidelity National Financial, Inc.,
6.600%, 5–15–17	11,430	12,368
JPMorgan Chase & Co.,
6.000%, 1–15–18	12,000	13,212
TIAA Asset Management Finance Co. LLC,
4.125%, 11–1–24 (A)	9,600	9,655

		46,935

Regional Banks – 1.1%
PNC Bank N.A.:
1.500%, 2–23–18	8,500	8,469
3.300%, 10–30–24	5,500	5,415

		13,884

Specialized REITs – 0.9%
Aircastle Ltd.,
5.500%, 2–15–22	8,409	8,582
Crown Castle International Corp.,
5.250%, 1–15–23	2,844	2,865

		11,447

Total Financials – 18.2%		224,354
Health Care
Biotechnology – 0.9%
Amgen, Inc.:
1.250%, 5–22–17	6,000	5,994
6.150%, 6–1–18	2,911	3,269
5.700%, 2–1–19	2,000	2,233

		11,496

Health Care Equipment – 1.0%
Medtronic, Inc.,
4.375%, 3–15–35 (A)	12,060	11,931

Health Care Services – 0.8%
Medco Health Solutions, Inc.,
7.125%, 3–15–18	9,000	10,240

Pharmaceuticals – 2.1%
AbbVie, Inc.,
4.500%, 5–14–35	8,100	7,900
Actavis Funding SCS (GTD by Warner Chilcott Ltd., Actavis Capital S.a.r.l. and Actavis, Inc.),
2.350%, 3–12–18	5,100	5,127
Mylan, Inc.,
1.350%, 11–29–16	13,194	13,153

		26,180

Total Health Care – 4.8%		59,847
Industrials
Aerospace & Defense – 1.7%
BAE Systems Finance, Inc.,
7.500%, 7–1–27 (A)	2,600	3,416
BAE Systems Holdings, Inc.,
3.800%, 10–7–24 (A)	5,000	5,013
BAE Systems plc,
3.500%, 10–11–16 (A)	6,809	6,997
Honeywell International, Inc.,
5.000%, 2–15–19	5,000	5,549

		20,975

Airlines – 0.4%
Southwest Airlines Co.,
5.125%, 3–1–17	4,720	5,008

Construction Machinery & Heavy Trucks – 1.2%
Joy Global, Inc.,
6.000%, 11–15–16	14,350	15,216

Electrical Components & Equipment – 0.8%
WESCO Distribution, Inc.,
5.375%, 12–15–21	10,352	10,456

Environmental & Facilities Services – 2.0%
Republic Services, Inc.,
3.800%, 5–15–18	4,000	4,206
Waste Management, Inc.:
6.100%, 3–15–18	8,000	8,927
7.100%, 8–1–26	8,460	11,076

		24,209

Industrial Conglomerates – 1.0%
General Electric Capital Corp.:
5.625%, 9–15–17	6,000	6,531
6.000%, 8–7–19	5,000	5,711

		12,242

Railroads – 0.2%
Burlington Northern Santa Fe LLC,
3.400%, 9–1–24	2,275	2,255

Trading Companies & Distributors – 0.7%
HD Supply, Inc.,
5.250%, 12–15–21 (A)	8,247	8,360

Trucking – 0.2%
Penske Truck Leasing Co. L.P.,
2.875%, 7–17–18 (A)	3,000	3,054

Total Industrials – 8.2%		101,775
Information Technology
Communications Equipment – 0.3%
QUALCOMM, Inc.,
2.250%, 5–20–20	4,365	4,339

Data Processing & Outsourced Services – 1.4%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (A)	8,428	8,702
6.375%, 4–1–20 (A)	5,685	5,870
5.375%, 8–1–22 (A)	2,884	2,840

		17,412

Electronic Equipment & Instruments – 1.0%
Xerox Corp.,
6.350%, 5–15–18	11,550	12,865

Electronic Manufacturing Services – 1.3%
Jabil Circuit, Inc.:
8.250%, 3–15–18	9,350	10,589
5.625%, 12–15–20	5,480	5,857

		16,446

Internet Software & Services – 0.7%
Alibaba Group Holding Ltd.,
3.600%, 11–28–24 (A)	8,380	8,068

Systems Software – 0.8%
CA, Inc.,
5.375%, 12–1–19	8,695	9,672

Technology Hardware, Storage & Peripherals – 2.5%
Apple, Inc.,
2.500%, 2–9–25	16,000	14,980
Oracle Corp.,
3.900%, 5–15–35	16,750	15,528

		30,508

Total Information Technology – 8.0%		99,310
Materials
Diversified Metals & Mining – 1.2%
Freeport-McMoRan Copper & Gold, Inc.,
3.100%, 3–15–20	5,000	4,926
Glencore Funding LLC,
3.125%, 4–29–19 (A)	10,500	10,589

		15,515

Specialty Chemicals – 1.7%
Lubrizol Corp. (The),
8.875%, 2–1–19	10,285	12,630
Methanex Corp.,
5.250%, 3–1–22	7,500	8,015

		20,645

Total Materials – 2.9%		36,160
Telecommunication Services
Integrated Telecommunication Services – 1.4%
Verizon Communications, Inc.,
5.150%, 9–15–23	16,000	17,531

Wireless Telecommunication Service – 1.8%
American Tower Corp.,
5.900%, 11–1–21	14,000	15,754
Crown Castle Towers LLC:
3.222%, 5–15–22 (A)	2,000	1,968
3.663%, 5–15–25 (A)	4,000	3,914

		21,636

Total Telecommunication Services – 3.2%		39,167
Utilities
Electric Utilities – 0.6%
Kansas City Power & Light Co.,
6.375%, 3–1–18	6,500	7,275

Multi–Utilities – 2.3%
Duke Energy Carolinas LLC:
4.300%, 6–15–20	3,250	3,555
3.750%, 6–1–45	12,000	10,899
Duke Energy Indiana, Inc.,
3.750%, 7–15–20	7,000	7,448
NorthWestern Corp.,
6.340%, 4–1–19	5,600	6,425

		28,327

Water Utilities – 0.3%
California Water Service Co.,
5.875%, 5–1–19	3,000	3,423

Total Utilities – 3.2%		39,025

TOTAL CORPORATE DEBT SECURITIES – 69.2%		$856,177
(Cost: $840,749)

MORTGAGE–BACKED SECURITIES
Non–Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgage Trust 2005–1,
2.608%, 3–25–35 (B)	4,076	404
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass–Through Certificates, Series 2004–1,
2.597%, 2–25–34 (B)	1,306	98
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass–Through Certificates, Series 2004–3AC,
2.398%, 3–25–34 (B)	1,754	107

		609

TOTAL MORTGAGE–BACKED SECURITIES – 0.1%		$609
(Cost: $7,138)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.4%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C,
5.260%, 10–1–18	3,985	4,469

New York – 0.4%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	4,032	5,387

TOTAL MUNICIPAL BONDS – TAXABLE – 0.8%		$9,856
(Cost: $8,048)

OTHER GOVERNMENT SECURITIES (C)
Canada – 1.0%
Province de Quebec,
7.140%, 2–27–26	9,365	12,369

TOTAL OTHER GOVERNMENT SECURITIES – 1.0%		$12,369
(Cost: $9,591)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Agency Obligations – 0.7%
Federal Farm Credit Bank,
4.600%, 1–29–20	7,500	8,402

Mortgage–Backed Obligations – 11.8%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 5–15–23	1,617	1,747
4.500%, 5–15–32	1,193	1,213
4.000%, 10–15–35	3,201	3,345
3.000%, 10–15–36	12,928	13,255
4.000%, 11–15–36	2,202	2,306
4.500%, 8–15–39	3,023	3,148
5.045%, 7–25–44 (A)(B)	10,300	11,035
4.498%, 12–25–44 (A)(B)	4,000	4,238
3.782%, 10–25–45 (A)(B)	8,000	8,099
3.623%, 11–25–45 (A)(B)	3,180	3,190
4.751%, 11–25–46 (A)(B)	8,250	8,861
4.436%, 7–25–48 (A)(B)	8,650	9,091
4.570%, 12–25–48 (A)(B)	4,000	4,287
Federal National Mortgage Association Agency REMIC/CMO:
2.564%, 2–1–23	4,037	4,047
2.354%, 3–1–23	3,864	3,838
2.390%, 6–1–25	3,410	3,453
3.500%, 8–25–33	683	711
5.500%, 11–25–36 (D)	3,542	806
2.000%, 4–25–39	11,864	11,598
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
3.850%, 3–1–18	4,787	5,088
4.950%, 4–1–19	1,861	2,054
5.500%, 10–1–21	2,545	2,740
5.500%, 11–1–22	881	941
3.000%, 9–1–28	10,052	10,357
4.000%, 12–1–31	7,902	8,446
5.500%, 2–1–35	1,847	2,104

Government National Mortgage Association Agency REMIC/CMO:
2.500%, 7–20–40	6,104	6,099
2.000%, 3–16–42	10,499	10,300

		146,397

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 12.5%		$154,799
(Cost: $156,390)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 9.1%
U.S. Treasury Bonds,
3.000%, 11–15–44	32,389	31,531
U.S. Treasury Notes:
3.125%, 1–31–17	25,000	26,016
2.750%, 2–28–18	25,000	26,205
1.750%, 5–15–22	15,000	14,696
1.625%, 11–15–22	15,000	14,481

		112,929

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 9.1%		$112,929
(Cost: $118,086)

SHORT–TERM SECURITIES
Commercial Paper (E) – 6.1%
Air Products and Chemicals, Inc.,
0.130%, 7–9–15	9,000	9,000
Becton Dickinson & Co.,
0.480%, 8–17–15	5,000	4,997
Bemis Co., Inc.,
0.430%, 7–14–15	5,000	4,999
Clorox Co. (The),
0.360%, 7–14–15	2,400	2,400
Ecolab, Inc.,
0.440%, 7–16–15	7,163	7,162
EMC Corp.,
0.130%, 7–13–15	5,000	5,000
J.M. Smucker Co. (The),
0.350%, 7–1–15	2,092	2,092
Kroger Co. (The),
0.430%, 7–20–15	6,000	5,998
McDonald’s Corp.,
0.350%, 7–29–15	6,000	5,998
Mondelez International, Inc.:
0.440%, 7–6–15	10,000	9,999
0.290%, 7–21–15	3,000	2,999
Sherwin-Williams Co. (The),
0.330%, 7–8–15	14,933	14,932

		75,576

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (F)	2,427	2,427

TOTAL SHORT–TERM SECURITIES – 6.3%		$78,003
(Cost: $78,004)

TOTAL INVESTMENT SECURITIES – 99.0%		$1,224,742
(Cost: $1,218,006)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		12,074

NET ASSETS – 100.0%		$1,236,816

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $146,587 or 11.9% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015.

(C)	Other Government Securities include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(E)	Rate shown is the yield to maturity at June 30, 2015.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$856,177	$—
Mortgage-Backed Securities	—	609	—
Municipal Bonds	—	9,856	—
Other Government Securities	—	12,369	—
United States Government Agency Obligations	—	154,799	—
United States Government Obligations	—	112,929	—
Short-Term Securities	—	78,003	—
Total	$—	$1,224,742	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,218,006

Gross unrealized appreciation	29,338
Gross unrealized depreciation	(22,602)

Net unrealized appreciation	$6,736

SCHEDULE OF INVESTMENTS Cash Management (in thousands)	JUNE 30, 2015 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile:
0.360%, 7–6–15 (A)	$5,000	$5,000
0.220%, 7–23–15	18,000	18,000
0.210%, 8–20–15	8,300	8,300
0.350%, 3–21–16 (A)	18,800	18,800
Bank of America N.A.:
0.250%, 7–14–15	15,000	15,000
0.230%, 8–10–15	17,000	17,000
BMO Harris Bank N.A.:
0.310%, 7–5–15 (A)	24,000	24,000
0.310%, 7–14–15 (A)	16,600	16,600
Toyota Motor Credit Corp.,
0.270%, 7–20–15 (A)	33,300	33,300

Total Certificate Of Deposit – 12.0%		156,000
Commercial Paper (B)
Air Products and Chemicals, Inc.,
0.130%, 7–24–15	6,000	6,000
BMW U.S. Capital LLC (GTD by BMW AG),
0.130%, 7–7–15	17,500	17,500
Coca–Cola Co. (The),
0.300%, 9–22–15	8,000	7,995
Corporacion Andina de Fomento,
0.180%, 7–8–15	24,000	23,999
EMC Corp.,
0.180%, 8–6–15	5,000	4,999
Essilor International S.A.:
0.130%, 7–10–15	13,000	13,000
0.130%, 7–16–15	10,450	10,449
0.140%, 7–22–15	11,000	10,999
0.140%, 7–23–15	8,000	7,999
J.M. Smucker Co. (The),
0.350%, 7–1–15	6,535	6,535
John Deere Financial Ltd. (GTD by John Deere Capital Corp.):
0.130%, 7–8–15	6,000	6,000
0.120%, 7–16–15	10,000	10,000
Kroger Co. (The),
0.300%, 7–1–15	6,530	6,530
L Air Liquide S.A.:
0.160%, 7–10–15	14,300	14,299
0.170%, 7–16–15	31,000	30,998
L Oreal USA, Inc.,
0.130%, 7–20–15	14,500	14,499
McCormick & Co., Inc.,
0.230%, 7–1–15	6,000	6,000
National Oilwell Varco, Inc.:
0.150%, 7–14–15	12,700	12,699
0.190%, 7–16–15	12,000	11,999
Northern Illinois Gas Co.:
0.300%, 7–1–15	31,561	31,561
0.270%, 7–7–15	6,500	6,500
0.250%, 7–9–15	2,000	2,000
0.280%, 7–13–15	19,500	19,498
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.210%, 7–15–15	7,372	7,371
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.210%, 7–15–15	18,292	18,290
St. Jude Medical, Inc.:
0.510%, 7–8–15	29,000	28,998
0.240%, 7–20–15	16,100	16,098
0.270%, 7–23–15	9,000	8,999
0.260%, 8–3–15	2,500	2,499
0.260%, 8–4–15	8,200	8,198
Wisconsin Gas LLC,
0.130%, 7–10–15	16,000	15,999

Total Commercial Paper – 29.8%		388,510
Master Note
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (A)	323	323

Total Master Note – 0.0%		323
Notes
American Honda Finance Corp.:
0.270%, 7–10–15 (A)	26,000	26,000
0.300%, 7–15–15 (A)	11,100	11,100
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.800%, 7–15–15	38,507	38,514
Banco del Estado de Chile,
0.390%, 7–22–15 (A)	13,400	13,400
Bank of Nova Scotia (The):
0.280%, 7–5–15 (A)	18,000	18,000
0.790%, 7–17–15 (A)	8,500	8,538
0.280%, 7–22–15 (A)	20,000	20,000
0.510%, 9–27–15 (A)	7,100	7,108
BMO Harris Bank N.A.,
0.290%, 7–10–15 (A)	16,400	16,400
General Electric Capital Corp.:
1.625%, 7–2–15	7,000	7,000
0.460%, 7–6–15 (A)	10,930	10,936
0.870%, 7–8–15 (A)	2,400	2,407
0.470%, 7–9–15 (A)	14,700	14,713
1.024%, 7–9–15 (A)	2,800	2,800
1.076%, 8–8–15 (A)	1,000	1,004
0.880%, 9–12–15 (A)	11,254	11,281
1.000%, 9–23–15 (A)	5,755	5,765
JPMorgan Chase & Co.:
0.440%, 7–22–15 (A)	9,100	9,100
0.440%, 9–8–15 (A)	21,700	21,700
John Deere Capital Corp.,
0.400%, 9–13–15 (A)	6,600	6,604
JPMorgan Chase Bank N.A.,
0.330%, 7–23–15 (A)	14,000	14,000
NIKE, Inc.,
5.150%, 10–15–15	1,320	1,338
PepsiCo, Inc.:
0.480%, 7–30–15 (A)	5,350	5,351
0.490%, 8–28–15 (A)	5,487	5,493
Rabobank Nederland,
0.320%, 9–1–15 (A)	9,000	9,000
Toyota Motor Credit Corp.:
0.290%, 7–14–15 (A)	16,000	16,000
0.440%, 9–18–15 (A)	1,600	1,600
U.S. Bank National Association,
0.330%, 8–28–15 (A)	15,300	15,302
Wells Fargo & Co.,
0.480%, 7–28–15 (A)	3,750	3,751
Wells Fargo Bank N.A.:
0.330%, 7–20–15 (A)	15,900	15,900
0.390%, 7–20–15 (A)	10,000	10,000
0.370%, 9–10–15 (A)	10,000	10,000
0.410%, 9–15–15 (A)	10,200	10,200

Total Notes – 28.4%		370,305

TOTAL CORPORATE OBLIGATIONS – 70.2%		$915,138
(Cost: $915,138)

MUNICIPAL OBLIGATIONS
California – 2.5%
CA GO Bonds, Ser 2005A3 (GTD by Bank of America N.A.),
0.060%, 7–7–15 (A)	8,430	8,430
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by JPMorgan Chase Bank N.A.),
0.010%, 7–1–15 (A)	2,500	2,500
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government),
0.070%, 7–7–15 (A)	12,500	12,500
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by U.S. Government),
0.070%, 7–7–15 (A)	7,585	7,585
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2014C-C (GTD by U.S. Bank N.A.),
0.020%, 7–1–15 (A)	2,000	2,000

		33,015

Colorado – 1.7%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.090%, 7–7–15 (A)	10,455	10,455

CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.),
0.070%, 7–7–15 (A)	7,150	7,150
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.):
0.090%, 7–7–15 (A)	4,000	4,000
0.250%, 7–7–15 (A)	800	800

		22,405

Florida – 0.2%
FL Muni Power Agy, All–Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.),
0.060%, 7–1–15 (A)	2,000	2,000

Georgia – 3.1%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.),
0.060%, 7–1–15 (A)	19,117	19,117
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by TD Bank),
0.130%, 7–1–15	9,000	9,000
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.150%, 7–1–15	12,000	12,000

		40,117

Illinois – 1.8%
Chicago, IL, O’Hare Intl Arpt Rev Notes, Ser 2015D–3 (GTD by BMO Harris Bank N.A.),
0.160%, 7–23–15	12,500	12,500
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.),
0.060%, 7–7–15 (A)	6,050	6,050
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank N.A.),
0.090%, 7–7–15 (A)	5,245	5,245

		23,795

Louisiana – 2.7%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.080%, 7–7–15 (A)	16,150	16,150
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.040%, 7–1–15 (A)	12,448	12,448
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)),
0.050%, 7–7–15 (A)	1,900	1,900
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.),
0.020%, 7–1–15 (A)	4,900	4,900

		35,398

Maryland – 0.7%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank),
0.120%, 7–7–15 (A)	9,715	9,715

Massachusetts – 0.3%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank N.A.),
0.050%, 7–7–15 (A)	4,500	4,500

Michigan – 0.2%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.040%, 7–1–15 (A)	2,500	2,500

Mississippi – 2.5%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.020%, 7–1–15 (A)	8,523	8,523
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.020%, 7–1–15 (A)	1,080	1,080
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2010J (GTD by Chevron Corp.),
0.020%, 7–1–15 (A)	11,830	11,830
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.020%, 7–1–15 (A)	7,400	7,400
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser E (GTD by Chevron Corp.),
0.020%, 7–1–15 (A)	4,000	4,000

		32,833

Missouri – 0.4%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.130%, 7–7–15 (A)	5,610	5,610

New Jersey – 0.7%
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.),
0.180%, 7–7–15 (A)	8,888	8,888

New York – 2.1%
NY Hsng Fin Agy, Related–Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corp.),
0.080%, 7–7–15 (A)	14,000	14,000
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A,
0.070%, 7–7–15 (A)	3,000	3,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.070%, 7–7–15 (A)	7,391	7,391
NYC Hsng Dev Corp., Multi–Fam Mtg Rev Bonds (Target V Apt), Ser 2006A (GTD by Citibank N.A.),
0.070%, 7–7–15 (A)	2,900	2,900

		27,291

Ohio – 0.1%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006,
0.070%, 7–7–15 (A)	700	700

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.),
0.060%, 7–7–15 (A)	3,595	3,595

Pennsylvania – 0.6%
EPC - Allentown, LLC, Incr Var Rate Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.),
0.180%, 7–7–15 (A)	7,445	7,445

Tennessee – 0.1%
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.),
0.070%, 7–7–15 (A)	1,900	1,900

Texas – 3.7%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.070%, 7–7–15 (A)	14,485	14,485
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.040%, 7–1–15 (A)	21,800	21,800
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.040%, 7–1–15 (A)	11,525	11,525

		47,810

Wyoming – 0.2%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.020%, 7–1–15 (A)	2,369	2,369

TOTAL MUNICIPAL OBLIGATIONS – 23.9%		$311,886
(Cost: $311,886)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations – 6.1%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 7–1–15 (A)	11,538	11,538
0.110%, 7–3–15 (A)	7,896	7,896
0.110%, 7–7–15 (A)	52,646	52,646
0.110%, 7–29–15 (A)	7,100	7,100

		79,180

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 6.1%		$79,180
(Cost: $79,180)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,306,204
(Cost: $1,306,204)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(2,172)

NET ASSETS – 100.0%		$1,304,032

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

(B)	Rate shown is the yield to maturity at June 30, 2015.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$915,138	$—
Municipal Obligations	—	311,886	—
United States Government and Government Agency Obligations	—	79,180	—
Total	$—	$1,306,204	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,306,204

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Global Bond Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil
Utilities – 0.9%
Alupar Investimento S.A.	608	$3,209
Transmissora Alianca de Energia Eletrica S.A.	541	3,583

		6,792

Total Brazil – 0.9%		$6,792
Chile
Utilities – 0.3%
Aguas Andinas S.A.	3,909	2,224

Total Chile – 0.3%		$2,224
Panama
Financials – 1.4%
Banco Latinoamericano de Comercio Exterior S.A.	335	10,788

Total Panama – 1.4%		$10,788
United Kingdom
Energy – 1.3%
Royal Dutch Shell plc, Class A	261	7,340
Seadrill Partners LLC	209	2,584

		9,924

Health Care – 0.5%
GlaxoSmithKline plc	194	4,031

Total United Kingdom – 1.8%		$13,955
United States
Health Care – 0.8%
Bristol-Myers Squibb Co.	100	6,636

Information Technology – 0.7%
Intel Corp.	171	5,199

Utilities – 0.6%
PPL Corp.	155	4,572

Total United States – 2.1%		$16,407

TOTAL COMMON STOCKS – 6.5%		$50,166
(Cost: $49,505)

CORPORATE DEBT SECURITIES	Principal
Argentina
Consumer Discretionary – 0.6%
Arcos Dorados Holdings, Inc.
10.250%, 7–13–16 (A)	BRL14,475	4,336

Energy – 1.3%
Pan American Energy LLC:
7.875%, 5–7–21	$1,650	1,689
7.875%, 5–7–21 (B)	4,000	4,095
YPF Sociedad Anonima
8.875%, 12–19–18 (B)	3,900	4,144

		9,928

Industrials – 0.6%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20 (B)	3,850	4,119
10.750%, 12–1–20	254	272

		4,391

Materials – 0.2%
IRSA Inversiones y Representaciones S.A.
8.500%, 2–2–17	2,000	2,026

Utilities – 0.2%
Transportadora de Gas del Sur S.A.:
7.875%, 5–14–17 (B)	1,000	995
7.875%, 5–14–17	508	505

		1,500

Total Argentina – 2.9%		$22,181

Austria
Consumer Staples – 0.6%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
7.750%, 10–28–20 (B)	4,600	5,003

Total Austria – 0.6%		$5,003
Brazil
Consumer Discretionary – 1.7%
Globo Comunicacoe e Participacoes S.A.:
6.250%, 7–29–49 (B)(C)	4,000	3,995
6.250%, 12–20–49 (C)	9,111	9,100

		13,095

Consumer Staples – 1.2%
BFF International Ltd.
7.250%, 1–28–20 (B)	7,900	8,789

Energy – 0.6%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12–12–16 (B)	1,118	447
QGOG Constellation S.A.
6.250%, 11–9–19 (B)	5,750	4,198

		4,645

Financials – 1.1%
Banco BMG S.A.:
9.150%, 1–15–16 (B)	100	102
9.150%, 1–15–16	400	408
Banco Bradesco S.A.
4.125%, 5–16–16 (B)	6,800	6,937
Banco Cruzeiro do Sul S.A.
8.500%, 2–20–15 (B)(D)	7,500	751

		8,198

Industrials – 1.1%
Embraer Overseas Ltd.
6.375%, 1–24–17	7,000	7,388
Odebrecht Drilling Norbe VII/IX Ltd.
6.350%, 6–30–21 (B)	1,804	1,389

		8,777

Materials – 0.9%
Suzano Trading Ltd.
5.875%, 1–23–21 (B)	6,750	6,952

Total Brazil – 6.6%		$50,456
British Virgin Islands
Energy – 0.6%
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (B)	4,340	3,873
5.250%, 7–30–18	610	545

		4,418

Total British Virgin Islands – 0.6%		$4,418
Cayman Islands
Consumer Staples – 0.4%
Marfrig Overseas Ltd.
9.500%, 5–4–20 (B)	3,000	3,065

Industrials – 0.6%
Odebrecht Offshore Drilling Finance
6.750%, 10–1–22 (B)	6,640	4,765

Total Cayman Islands – 1.0%		$7,830
Chile
Industrials – 1.2%
Guanay Finance Ltd.
6.000%, 12–15–20 (B)	4,500	4,645
LATAM Airlines Group S.A.
7.250%, 6–9–20 (B)	4,300	4,426

		9,071

Materials – 1.1%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (B)	6,600	6,920
4.375%, 5–15–23 (B)	1,600	1,606

		8,526

Total Chile – 2.3%		$17,597

China
Utilities – 1.1%
China Resources Power Holdings Co. Ltd.
3.750%, 8–3–15	8,650	8,666

Total China – 1.1%		$8,666
Columbia
Energy – 1.9%
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (A)	COP18,938,000	7,662
Pacific Rubiales Energy Corp.:
5.375%, 1–26–19 (B)	$5,900	4,847
7.250%, 12–12–21 (B)	2,250	1,845

		14,354

Financials – 0.5%
Banco de Bogota S.A.
5.000%, 1–15–17 (B)	3,680	3,781

Utilities – 1.1%
Emgesa S.A. E.S.P.
8.750%, 1–25–21 (A)	COP20,786,000	8,473

Total Columbia – 3.5%		$26,608
France
Financials – 0.5%
Societe Generale S.A.
5.922%, 4–29–49 (B)	$4,000	4,095

Total France – 0.5%		$4,095
Germany
Industrials – 0.7%
Rearden G Holdings EINS GmbH
7.875%, 3–30–20 (B)	5,150	5,008

Total Germany – 0.7%		$5,008
Hong Kong
Financials – 0.3%
Hongkong and Shanghai Banking Corp. (The)
5.000%, 8–29–49 (C)	2,500	2,556

Telecommunication Services – 0.3%
Hutchison Whampoa Ltd.
1.625%, 10–31–17 (B)	2,000	1,994

Total Hong Kong – 0.6%		$4,550
India
Financials – 0.3%
ICICI Bank Ltd.
4.750%, 11–25–16 (B)	2,500	2,598

Utilities – 0.6%
Rural Electrification Corp. Ltd.
4.250%, 1–25–16	4,300	4,353
Tata Electric Co.
8.500%, 8–19–17	200	216

		4,569

Total India – 0.9%		$7,167
Indonesia
Telecommunication Services – 0.7%
Indosat Palapa Co. B.V.
7.375%, 7–29–20 (B)	4,750	4,917

Utilities – 1.0%
Majapahit Holding B.V.
7.750%, 10–17–16	7,400	7,927

Total Indonesia – 1.7%		$12,844
Ireland
Energy – 0.3%
Novatek Finance Ltd.
7.750%, 2–21–17 (A)(B)	RUB146,000	2,486

Financials – 0.5%
MTS International Funding Ltd.
5.000%, 5–30–23 (B)	$2,400	2,146
VEB Finance Ltd.
5.375%, 2–13–17 (B)	2,125	2,138

		4,284

Telecommunication Services – 0.3%
Mobile TeleSystems OJSC
5.000%, 5–30–23	2,300	2,059

Utilities – 0.5%
RusHydro Finance Ltd.
7.875%, 10–28–15 (A)	RUB212,800	3,793

Total Ireland – 1.6%		$12,622
Jamaica
Telecommunication Services – 0.2%
Digicel Group Ltd.
6.000%, 4–15–21 (B)	$2,000	1,928

Total Jamaica – 0.2%		$1,928
Luxembourg
Consumer Discretionary – 0.5%
Altice S.A.
7.625%, 2–15–25 (B)	4,100	3,854

Energy – 0.4%
Offshore Drilling Holding S.A.
8.375%, 9–20–20 (B)(C)	3,700	3,311

Financials – 2.2%
OJSC Russian Agricultural Bank
5.100%, 7–25–18 (B)	6,200	5,921
SB Capital S.A.
5.499%, 7–7–15	2,000	2,001
VTB Capital S.A.
6.000%, 4–12–17 (B)	8,770	8,788

		16,710

Industrials – 0.2%
Silver II Borrower SCA and Silver II U.S. Holdings
7.750%, 12–15–20 (B)	1,500	1,388

Information Technology – 1.3%
BC Luxco 1 S.A.
7.375%, 1–29–20 (B)	9,600	9,600

Materials – 0.3%
Evraz Group S.A.
7.400%, 4–24–17	2,600	2,624

Total Luxembourg – 4.9%		$37,487
Mexico
Consumer Discretionary – 1.7%
Controladora Mabe S.A. de C.V.:
6.500%, 12–15–15 (B)	4,100	4,145
6.500%, 12–15–15	4,400	4,449
Tenedora Nemak S.A. de C.V.
5.500%, 2–28–23 (B)	4,700	4,823

		13,417

Materials – 2.0%
C5 Capital (SPV) Ltd.
4.559%, 12–29–49 (B)(C)	5,000	4,400
CEMEX S.A.B. de C.V.:
6.500%, 12–10–19 (B)	6,400	6,718
7.250%, 1–15–21 (B)	3,750	3,957

		15,075

Total Mexico – 3.7%		$28,492
Netherlands
Consumer Discretionary – 0.5%
VTR Finance B.V.
6.875%, 1–15–24 (B)	3,802	3,885

Consumer Staples – 0.3%
Marfrig Holdings (Europe) B.V.:
8.375%, 5–9–18 (B)	1,000	1,007
6.875%, 6–24–19 (B)	1,000	953

		1,960

Energy – 0.4%
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.)
4.875%, 3–17–20	3,500	3,328

Materials – 0.4%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.)
5.750%, 7–17–24 (B)	4,050	3,280

Telecommunication Services – 0.3%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (A)(B)	RUB120,000	1,993

Utilities – 1.2%
Listrindo Capital B.V.
6.950%, 2–21–19 (B)	$9,200	9,614

Total Netherlands – 3.1%		$24,060
Norway
Consumer Discretionary – 0.3%
World Wide Supply A.S.
7.750%, 5–26–17 (B)	4,300	2,537

Total Norway – 0.3%		$2,537
Panama
Financials – 2.0%
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 4–4–17 (B)	14,800	15,170

Total Panama – 2.0%		$15,170
Peru
Financials – 0.5%
InRetail Shopping Malls
5.250%, 10–10–21 (B)	3,600	3,704

Total Peru – 0.5%		$3,704
Russia
Energy – 1.1%
Novatek Finance Ltd.
5.326%, 2–3–16 (B)	8,200	8,299

Industrials – 1.0%
SCF Capital Ltd.:
5.375%, 10–27–17 (B)	4,000	3,839
5.375%, 10–27–17	3,925	3,767

		7,606

Materials – 1.1%
Steel Capital S.A.
6.250%, 7–26–16 (B)	5,400	5,541
Uralkali Finance Ltd.
3.723%, 4–30–18 (B)	3,000	2,775

		8,316

Total Russia – 3.2%		$24,221
Singapore
Consumer Staples – 1.9%
Olam International Ltd.:
5.750%, 9–20–17	3,300	3,432
7.500%, 8–12–20	9,150	10,225
Olam International Ltd., Convertible
6.000%, 10–15–16	1,200	1,229

		14,886

Energy – 0.1%
Noble Group Ltd.
4.875%, 8–5–15	700	698

Telecommunication Services – 0.6%
TBG Global Pte. Ltd.
4.625%, 4–3–18 (B)	4,400	4,378

Total Singapore – 2.6%		$19,962
United Arab Emirates
Financials – 0.6%
ICICI Bank Ltd.:
4.800%, 5–22–19 (B)	1,500	1,590
3.500%, 3–18–20 (B)	2,875	2,914

		4,504

Total United Arab Emirates – 0.6%		$4,504
United Kingdom
Financials – 4.2%
Barclays plc
8.250%, 12–29–49	4,100	4,329
HSBC Holdings plc
5.625%, 12–29–49	3,100	3,104
Royal Bank of Scotland Group plc (The)
7.640%, 3–29–49	5,800	6,197
State Bank of India:
4.125%, 8–1–17 (B)	2,400	2,493
3.250%, 4–18–18 (B)	11,825	12,047
3.622%, 4–17–19 (B)	3,600	3,676

		31,846

Materials – 0.5%
Vedanta Resources plc
6.000%, 1–31–19 (B)	4,300	4,160

Total United Kingdom – 4.7%		$36,006

United States
Consumer Discretionary – 0.7%
B-Corp Merger Sub, Inc.
8.250%, 6–1–19	2,100	1,795
Globo Comunicacoe e Participacoes S.A.
5.307%, 5–11–22 (B)(C)	3,250	3,348

		5,143

Consumer Staples – 0.4%
SABMiller Holdings, Inc.
2.200%, 8–1–18 (B)	2,800	2,830

Energy – 0.4%
Brand Energy & Infrastructure Services
8.500%, 12–1–21 (B)	3,620	3,367

Financials – 2.2%
Aircastle Ltd.
4.625%, 12–15–18	5,865	6,041
Citigroup, Inc.
8.400%, 4–29–49	3,675	4,176
General Motors Financial Co., Inc.
3.000%, 9–25–17	3,600	3,674
UBS Preferred Funding Trust V
6.243%, 5–29–49	2,800	2,863

		16,754

Industrials – 0.8%
Roofing Supply Group LLC and Roofing Supply Finance, Inc.
10.000%, 6–1–20 (B)	1,500	1,534
TransDigm, Inc.
6.000%, 7–15–22	4,606	4,548

		6,082

Information Technology – 2.0%
Alliance Data Systems Corp.
5.250%, 12–1–17 (B)	4,350	4,491
iGATE Corp.
4.750%, 4–15–19	10,260	10,632

		15,123

Materials – 0.3%
Hillman Group, Inc. (The)
6.375%, 7–15–22 (B)	1,162	1,098
Southern Copper Corp.
6.375%, 7–27–15	1,375	1,379

		2,477

Telecommunication Services – 1.9%
American Tower Corp.
3.400%, 2–15–19	4,100	4,193
T–Mobile USA, Inc.
6.000%, 3–1–23	8,120	8,313
Verizon Communications, Inc.
2.625%, 2–21–20	2,307	2,300

		14,806

Total United States – 8.7%		$66,582

TOTAL CORPORATE DEBT SECURITIES – 59.1%		$453,698
(Cost: $483,443)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 1.0%
City of Buenos Aires
9.950%, 3–1–17 (B)	2,100	2,173
Province of Buenos Aires (The)
9.950%, 6–9–21 (B)	5,454	5,331

		7,504

Brazil – 0.7%
OI S.A.
9.750%, 9–15–16 (A)	BRL16,500	4,936

Ireland – 0.1%
Russian Railways via RZD Capital Ltd.
8.300%, 4–2–19 (A)	RUB68,000	1,079

Luxembourg – 0.3%
BC Luxco 1 S.A.
7.375%, 1–29–20	$2,000	2,000

Netherlands – 0.1%
Indosat Palapa Co. B.V.
7.375%, 7–29–20	750	776

Russia – 0.4%
Russian Federation
3.500%, 1–16–19 (B)	3,000	2,951

Spain – 0.6%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49	4,400	4,730

Supranational – 0.7%
Central American Bank for Economic Integration
3.875%, 2–9–17 (B)	5,300	5,448

Venezuela – 2.2%
Corporacion Andina de Fomento
3.750%, 1–15–16	16,810	16,979

TOTAL OTHER GOVERNMENT SECURITIES – 6.1%		$46,403
(Cost: $50,432)

LOANS (C)
United States
Energy – 0.2%
Empresas ICA S.A.
7.243%, 6–20–17	2,000	1,914

Health Care – 0.5%
DAE Aviation Holdings, Inc.
0.000%, 11–2–18 (F)	3,559	3,558

Industrials – 0.9%
TransDigm, Inc.
3.750%, 2–28–20	7,259	7,195

Information Technology – 0.3%
Magic Newco LLC
5.000%, 12–12–18	2,194	2,195

Materials – 0.4%
BakerCorp International
4.250%, 2–7–20	2,010	1,932
EP Minerals LLC
5.500%, 8–20–20	1,025	1,023

		2,955

Total United States – 2.3%		$17,817

TOTAL LOANS – 2.3%		$17,817
(Cost: $18,010)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 5–15–18 (G)	100	5
5.500%, 3–15–23 (G)	12	1
4.000%, 7–15–23 (G)	1,326	27
4.000%, 2–15–24 (G)	151	7
4.000%, 4–15–24 (G)	690	63
5.500%, 10–15–25 (G)	250	37
5.500%, 1–15–33 (G)	88	20
5.500%, 5–15–33 (G)	409	71
6.500%, 7–15–37 (G)	422	97
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates
4.500%, 10–1–35	840	909

Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (G)	21	3
5.500%, 12–25–33 (G)	292	14
5.500%, 8–25–35 (G)	354	62
5.500%, 11–25–36 (G)	478	109
Government National Mortgage Association Agency REMIC/CMO:
7.000%, 5–20–33 (G)	675	187
5.000%, 7–20–33 (G)	21	—	*
5.500%, 11–20–33 (G)	13	—	*

		1,612

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$1,612
(Cost: $5,513)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 18.6%
U.S. Treasury Notes:
1.750%, 7–31–15	35,810	35,861
0.375%, 5–31–16	25,000	25,016
3.000%, 9–30–16	16,000	16,511
2.375%, 7–31–17 (H)	7,100	7,345
3.500%, 5–15–20	7,810	8,487
2.625%, 11–15–20	17,000	17,748
2.125%, 8–15–21	12,700	12,831
1.750%, 5–15–22	19,250	18,860

		142,659

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 18.6%		$142,659
(Cost: $141,009)

SHORT–TERM SECURITIES
Commercial Paper(I) – 6.3%
Ecolab, Inc.
0.420%, 7–20–15	10,000	9,998
Essilor International S.A.:
0.130%, 7–16–15	5,000	5,000
0.140%, 7–23–15	5,000	4,999
General Mills, Inc.
0.210%, 7–7–15	5,000	5,000
Kroger Co. (The):
0.430%, 7–20–15	6,000	5,999
0.300%, 7–1–15	8,388	8,388
Siemens Capital Co. LLC (GTD by Siemens AG)
0.110%, 7–29–15	5,000	4,999
Virginia Electric and Power Co.
0.340%, 7–7–15	4,500	4,500

		48,883

Master Note – 0.3%
Toyota Motor Credit Corp.
0.140%, 7–1–15 (J)	2,068	2,068

TOTAL SHORT–TERM SECURITIES – 6.6%		$50,951
(Cost: $50,951)

TOTAL INVESTMENT SECURITIES – 99.4%		$763,306
(Cost: $798,863)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		4,715

NET ASSETS – 100.0%		$768,021

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, COP - Columbian Peso and RUB - Russian Ruble).

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $302,330 or 39.4% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Other Government Securities include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(G)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(H)	All or a portion of securities with an aggregate value of $279 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(I)	Rate shown is the yield to maturity at June 30, 2015.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	7,583	U.S. Dollar	11,587	7-14-15	Barclays Capital, Inc.	$—	$327

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$50,166	$—	$—
Corporate Debt Securities	—	453,698	—
Other Government Securities	—	46,403	—
Loans	—	15,903	1,914
United States Government Agency Obligations	—	1,612	—
United States Government Obligations	—	142,659	—
Short-Term Securities	—	50,951	—
Total	$50,166	$711,226	$1,914
Liabilities
Forward Foreign Currency Contracts	$—	$327	$—

During the period ended June 30, 2015, securities totaling $9,509 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$798,863

Gross unrealized appreciation	19,602
Gross unrealized depreciation	(55,159)

Net unrealized depreciation	$(35,557)

SCHEDULE OF INVESTMENTS
Government Securities Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations – 9.0%
Federal Farm Credit Bank:
3.560%, 10–6–32	$5,000	$4,948
3.460%, 2–22–33	3,500	3,411
Federal Home Loan Bank,
2.500%, 6–20–22	6,575	6,436
Overseas Private Investment Corp. (GTD by U.S. Government),
5.142%, 12–15–23	4,248	4,763
Ukraine Government AID Bond,
1.844%, 5–16–19	2,500	2,503

		22,061

Mortgage–Backed Obligations – 46.4%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 4–15–18	2,088	2,170
5.000%, 5–15–23	2,352	2,542
4.500%, 5–15–32	539	548
4.000%, 10–15–35	1,278	1,335
3.000%, 10–15–36	6,464	6,628
4.000%, 11–15–36	1,043	1,092
4.500%, 9–15–37	629	637
4.500%, 8–15–39	1,407	1,465
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.186%, 12–25–20 (A)	4,000	4,393
3.000%, 1–1–33	6,029	6,116
4.000%, 10–1–44	4,685	4,966
3.000%, 4–15–53	4,868	4,893
Federal National Mortgage Association Agency REMIC/CMO:
2.564%, 2–1–23	2,887	2,894
2.354%, 3–1–23	2,916	2,897
2.390%, 6–1–25	2,500	2,531
3.360%, 7–1–25	2,699	2,781
2.000%, 6–14–32	2,000	1,971
3.500%, 8–25–33	721	750
2.000%, 4–25–39	4,505	4,404
4.500%, 6–25–40	774	826
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.790%, 11–1–18	8,066	8,352
2.580%, 5–1–19	6,795	6,995
5.380%, 11–1–20	1,064	1,093
4.380%, 6–1–21	7,206	7,927
5.500%, 10–1–21	1,107	1,191
5.500%, 11–1–22	397	424
3.500%, 8–1–26	3,201	3,386
3.000%, 9–1–28	4,188	4,315
4.000%, 12–1–31	2,822	3,016
5.500%, 12–1–34	941	1,061
3.500%, 4–25–37	5,000	5,244
6.000%, 4–1–39	1,261	1,431
4.500%, 2–1–44	4,626	5,088
4.000%, 10–1–44	4,812	5,098
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	455	480
2.000%, 3–16–42	3,705	3,635

		114,575

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 55.4%		$136,636
(Cost: $137,222)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 38.3%
U.S. Treasury Bonds:
9.000%, 11–15–18	10,000	12,604
3.000%, 11–15–44	7,076	6,889
U.S. Treasury Notes:
3.125%, 1–31–17	15,000	15,609
2.750%, 2–28–18	5,000	5,241
1.000%, 3–15–18	17,500	17,532
3.625%, 8–15–19	15,000	16,316
1.750%, 3–31–22	7,500	7,357
2.750%, 2–15–24	5,000	5,184
2.250%, 11–15–24	7,880	7,819

		94,551

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 38.3%		$94,551
(Cost: $93,932)

SHORT–TERM SECURITIES
Commercial Paper(B) – 1.6%
Fannie Mae Discount Notes,
0.060%, 8–20–15	1,000	1,000
Freddie Mac Discount Notes:
0.035%, 7–7–15	1,650	1,650
0.040%, 7–27–15	1,177	1,177

		3,827

United States Government Agency Obligations – 4.3%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 7–1–15 (A)	1,894	1,894
0.110%, 7–1–15 (A)	1,370	1,370
0.110%, 7–3–15 (A)	68	68
0.110%, 7–7–15 (A)	5,781	5,781
0.110%, 7–7–15 (A)	1,569	1,569

		10,682

TOTAL SHORT–TERM SECURITIES – 5.9%		$14,509
(Cost: $14,509)

TOTAL INVESTMENT SECURITIES – 99.6%		$245,696
(Cost: $245,663)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		1,109

NET ASSETS – 100.0%		$246,805

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

(B)	Rate shown is the yield to maturity at June 30, 2015.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$136,636	$—
United States Government Obligations	—	94,551	—
Short-Term Securities	—	14,509	—
Total	$—	$245,696	$—

During the period ended June 30, 2015, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

AID = Agency International Development

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$245,663

Gross unrealized appreciation	3,087
Gross unrealized depreciation	(3,054)

Net unrealized appreciation	$33

SCHEDULE OF INVESTMENTS High Income Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Cable & Satellite – 0.5%
Time Warner Cable, Inc.	63		$11,180

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	169

Total Consumer Discretionary – 0.5%			11,349
Energy
Oil & Gas Storage & Transportation – 0.1%
Crestwood Midstream Partners L.P.	74		833
Inergy L.P.	172		711

			1,544

Total Energy – 0.1%			1,544
Financials
Consumer Finance – 0.1%
JG Wentworth Co. (A)	273		2,515

Total Financials – 0.1%			2,515
Industrials
Railroads – 0.1%
Kansas City Southern (B)	27		2,481

Total Industrials – 0.1%			2,481
Telecommunication Services
Integrated Telecommunication Services – 0.2%
Frontier Communications Corp.	730		3,613

Total Telecommunication Services – 0.2%			3,613
Utilities
Gas Utilities – 0.0%
Suburban Propane Partners L.P.	19		741

Total Utilities – 0.0%			741

TOTAL COMMON STOCKS – 1.0%			$22,243
(Cost: $22,255)

PREFERRED STOCKS
Materials
Steel – 0.1%
ArcelorMittal, 6.000%, Convertible	97		1,519

Total Materials – 0.1%			1,519
Telecommunication Services
Integrated Telecommunication Services – 0.7%
Frontier Communications Corp., Convertible Series A, 11.125% (A)	161		16,082

Total Telecommunication Services – 0.7%			16,082

TOTAL PREFERRED STOCKS – 0.8%			$17,601
(Cost: $18,614)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC (C)	7		102

TOTAL WARRANTS – 0.0%			$102
(Cost: $408)
CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Advertising – 1.0%
Acosta, Inc.,
7.750%, 10–1–22 (D)	$13,581		13,683
Lamar Media Corp.,
5.375%, 1–15–24	4,394		4,454
Outfront Media Capital LLC and Outfront Media Capital Corp.:
5.250%, 2–15–22	2,265		2,293
5.625%, 2–15–24	1,588		1,624
5.625%, 2–15–24 (D)	197		202

			22,256

Apparel Retail – 2.0%
Bon-Ton Stores, Inc. (The),
8.000%, 6–15–21	10,941	8,370
Chinos Intermediate Holdings A, Inc.,
7.750%, 5–1–19 (D)(E)	7,658	6,165
Gymboree Corp. (The),
9.125%, 12–1–18	8,526	3,368
Hot Topic, Inc.,
9.250%, 6–15–21 (D)	4,175	4,384
HT Intermediate Holdings Corp.,
12.000%, 5–15–19 (D)(E)	1,698	1,723
Neiman Marcus Group Ltd., Inc.,
8.000%, 10–15–21 (D)	10,168	10,727
Nine West Holdings, Inc.,
8.250%, 3–15–19 (D)	16,232	10,875

		45,612

Auto Parts & Equipment – 0.5%
Midas Intermediate HoldCo II LLC & Midas Intermediate Finance, Inc.,
7.875%, 10–1–22 (D)	6,126	6,111
Schaeffler Finance B.V.,
4.250%, 5–15–21 (D)	4,361	4,252

		10,363

Automobile Manufacturers – 0.5%
Jaguar Land Rover plc,
5.625%, 2–1–23 (D)	5,542	5,736
Navistar International Corp.,
8.250%, 11–1–21	6,319	6,003

		11,739

Automotive Retail – 0.5%
Group 1 Automotive, Inc.,
5.000%, 6–1–22	2,718	2,704
Sonic Automotive, Inc.,
5.000%, 5–15–23	9,209	9,002

		11,706

Broadcasting – 1.7%
Clear Channel Communications, Inc.,
10.000%, 1–15–18	5,753	4,631
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22	12,564	13,016
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20	613	633
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20	5,454	5,686
Cumulus Media, Inc.,
7.750%, 5–1–19	5,106	4,685
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC),
10.625%, 3–15–23 (D)	3,994	3,784
WideOpenWest Finance LLC and WideOpenWest Capital Corp.,
10.250%, 7–15–19	4,920	5,252

		37,687

Cable & Satellite – 5.5%
Altice Financing S.A.,
6.625%, 2–15–23 (D)	1,933	1,919
Altice S.A.:
7.250%, 5–15–22 (D)(F)	EUR771	868
7.750%, 5–15–22 (D)	$23,312	22,554
6.250%, 2–15–25 (D)(F)	EUR966	1,023
7.625%, 2–15–25 (D)	$5,375	5,052
Cable One, Inc.,
5.750%, 6–15–22 (D)	1,405	1,423
Cablevision Systems Corp.,
5.875%, 9–15–22	4,395	4,263
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.250%, 3–15–21	947	945
5.250%, 9–30–22	1,265	1,246
5.125%, 2–15–23	1,264	1,232
5.750%, 9–1–23	316	317
5.750%, 1–15–24	9,136	9,205

Columbus International, Inc.,
7.375%, 3–30–21 (D)	1,414	1,520
DISH DBS Corp.:
6.750%, 6–1–21	4,164	4,341
5.875%, 7–15–22	2,460	2,411
5.000%, 3–15–23	1,582	1,467
Sirius XM Radio, Inc.:
5.875%, 10–1–20 (D)	4,172	4,276
5.750%, 8–1–21 (D)	1,500	1,541
4.625%, 5–15–23 (D)	14,438	13,554
6.000%, 7–15–24 (D)	18,000	18,180
VTR Finance B.V.,
6.875%, 1–15–24 (D)	18,863	19,275
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (D)(E)	1,533	1,560
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (D)	6,746	7,016

		125,188

Casinos & Gaming – 2.3%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (D)(F)	CAD6,587	5,299
MCE Finance Ltd.,
5.000%, 2–15–21 (D)	$5,418	5,147
Scientific Games Corp.,
8.125%, 9–15–18	1,094	1,034
Studio City Finance Ltd.,
8.500%, 12–1–20 (D)	21,750	21,668
Wynn Macau Ltd.,
5.250%, 10–15–21 (D)	19,209	18,153

		51,301

Catalog Retail – 0.0%
Argos Merger Sub, Inc.,
7.125%, 3–15–23 (D)	1,154	1,209

Distributors – 1.1%
LKQ Corp.,
4.750%, 5–15–23	6,512	6,211
Pinnacle Operating Corp.,
9.000%, 11–15–20 (D)	19,159	19,015

		25,226

Education Services – 2.0%
Laureate Education, Inc.,
10.000%, 9–1–19 (D)(G)	47,589	44,377

Hotels, Resorts & Cruise Lines – 0.2%
Interval Acquisition Corp.,
5.625%, 4–15–23 (D)	5,532	5,601

Leisure Facilities – 0.3%
Palace Entertainment Holdings LLC,
8.875%, 4–15–17 (D)	7,148	7,148

Movies & Entertainment – 1.3%
AMC Entertainment, Inc.:
5.875%, 2–15–22	2,449	2,486
5.750%, 6–15–25 (D)	6,420	6,276
Cinemark USA, Inc.:
5.125%, 12–15–22	1,900	1,883
4.875%, 6–1–23	8,000	7,690
WMG Acquisition Corp.:
5.625%, 4–15–22 (D)	769	771
6.750%, 4–15–22 (D)	10,151	9,645

		28,751

Restaurants – 0.1%
Carrols Restaurant Group, Inc.,
8.000%, 5–1–22 (D)	2,478	2,602

Specialized Consumer Services – 3.1%
AA Bond Co. Ltd.,
9.500%, 7–31–19 (D)(F)	GBP3,499	5,993
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19	$23,681	20,247
Carlson Travel Holdings,
7.500%, 8–15–19 (D)(E)	3,836	3,894
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (D)	5,655	5,960
7.500%, 6–15–19 (D)(F)	EUR3,660	4,305
Emdeon, Inc.,
11.000%, 12–31–19	$3,071	3,332
Lansing Trade Group,
9.250%, 2–15–19 (D)	5,245	5,127
Nielsen Finance,
5.500%, 10–1–21 (D)	7,936	8,015
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (D)	13,077	12,848

		69,721

Specialty Stores – 2.1%
Academy Ltd. and Academy Finance Corp.,
9.250%, 8–1–19 (D)	1,876	1,971
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (D)(E)	25,418	22,749
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (D)	3,225	3,036
New Academy Finance Co. LLC,
8.000%, 6–15–18 (D)(E)	13,645	13,781
Spencer Spirit Holdings, Inc.,
9.000%, 5–1–18 (D)(E)	6,172	6,249

		47,786

Total Consumer Discretionary – 24.2%		548,273
Consumer Staples
Agricultural Products – 0.7%
American Seafoods Group LLC,
10.750%, 5–15–16 (D)	6,294	6,199
ASG Consolidated LLC,
15.000%, 5–15–17 (D)(E)	14,058	8,857

		15,056

Food Distributors – 0.6%
Simmons Foods, Inc.,
7.875%, 10–1–21 (D)	15,576	14,330

Packaged Foods & Meats – 1.3%
Bumble Bee Foods LLC,
9.625%, 3–15–18 (D)(E)	5,959	6,123
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (D)	15,312	15,407
5.750%, 6–15–25 (D)	4,018	3,978
Post Holdings, Inc.,
7.375%, 2–15–22	2,671	2,718

		28,226

Tobacco – 0.3%
Prestige Brands, Inc.,
5.375%, 12–15–21 (D)	7,733	7,733

Total Consumer Staples – 2.9%		65,345
Energy
Coal & Consumable Fuels – 0.4%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8–15–21 (D)	10,672	9,578

Oil & Gas Drilling – 0.2%
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (D)	5,266	4,371

Oil & Gas Equipment & Services – 0.6%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21 (D)	11,176	10,393
Key Energy Services, Inc.,
6.750%, 3–1–21	2,183	1,288
Seventy Seven Energy, Inc.,
6.500%, 7–15–22	1,839	1,177

		12,858

Oil & Gas Exploration & Production – 1.8%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (D)	5,994	5,619
California Resources Corp.,
6.000%, 11–15–24	15,594	13,391
Chesapeake Energy Corp.:
3.525%, 4–15–19 (G)	1,500	1,373
4.875%, 4–15–22	3,063	2,665
Crownrock L.P.,
7.750%, 2–15–23 (D)	1,941	2,067
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (D)	3,118	3,103
8.125%, 9–15–23 (D)	2,008	2,071
Midstates Petroleum Co., Inc. and Midstates Petroleum Co. LLC,
10.000%, 6–1–20 (D)	5,007	4,794
Parsley Energy LLC and Parsely Finance Corp.,
7.500%, 2–15–22 (D)	2,300	2,334
Rice Energy, Inc.,
7.250%, 5–1–23 (D)	2,169	2,223
Whiting Petroleum Corp.,
5.750%, 3–15–21	1,556	1,531

		41,171

Oil & Gas Refining & Marketing – 0.9%
Gulfport Energy Corp.,
6.625%, 5–1–23 (D)	595	602
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (D)(G)	12,046	10,781
Offshore Group Investment Ltd.:
7.500%, 11–1–19	6,595	4,056
7.125%, 4–1–23	1,234	753
Seven Generations Energy Ltd.,
6.750%, 5–1–23 (D)	4,097	4,087

		20,279

Total Energy – 3.9%		88,257

Financials
Consumer Finance – 1.5%
Creditcorp,
12.000%, 7–15–18 (D)	11,476	9,611
General Motors Financial Co., Inc.,
4.250%, 5–15–23	1,571	1,588
Quicken Loans, Inc.,
5.750%, 5–1–25 (D)	8,962	8,581
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (D)	10,312	9,745
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (D)	4,107	3,676

		33,201

Diversified Capital Markets – 1.2%
JLL/Delta Dutch Newco B.V.,
7.500%, 2–1–22 (D)	3,277	3,416
Patriot Merger Corp.,
9.000%, 7–15–21 (D)	23,112	22,823

		26,239

Investment Banking & Brokerage – 0.5%
GFI Group, Inc.,
9.625%, 7–19–18 (G)	9,873	11,132

Other Diversified Financial Services – 4.1%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (D)(E)	4,744	4,684
Abengoa Finance SAU,
7.750%, 2–1–20 (D)	14,531	14,386
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (D)	27,243	27,073
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (D)	8,579	9,008
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (D)(E)	28,546	24,549
TransUnion Holding Co., Inc.,
8.125%, 6–15–18 (E)	1,600	1,635
TransUnion LLC and TransUnion Financing Corp.,
9.625%, 6–15–18 (E)	11,000	11,031

		92,366

Property & Casualty Insurance – 1.4%
Hub International Ltd.,
7.875%, 10–1–21 (D)	7,300	7,446
Onex USI Acquisition Corp.,
7.750%, 1–15–21 (D)	24,892	25,265

		32,711

Real Estate Development – 0.2%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7–15–19 (D)(E)	5,260	5,234

Real Estate Services – 0.1%
Stearns Holdings, Inc.,
9.375%, 8–15–20 (D)	3,231	3,247

Specialized Finance – 1.2%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22 (D)	4,207	4,054
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (D)	6,703	6,804
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (D)	21,166	17,356

		28,214

Specialized REITs – 0.6%
Aircastle Ltd.:
5.125%, 3–15–21	8,264	8,347
5.500%, 2–15–22	4,228	4,315

		12,662

Thrifts & Mortgage Finance – 0.5%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (D)	12,395	11,837

Total Financials – 11.3%		256,843
Health Care
Biotechnology – 0.2%
Concordia Healthcare Corp.,
7.000%, 4–15–23 (D)	3,745	3,745

Health Care Equipment – 0.1%
Mallinckrodt International Finance S.A. and Mallinckrodt CB LLC,
5.750%, 8–1–22 (D)	3,574	3,645

Health Care Facilities – 3.1%
Acadia Healthcare Co., Inc.,
5.625%, 2–15–23 (D)	764	773
AmSurg Corp.,
5.625%, 11–30–20	2,474	2,517
AmSurg Escrow Corp.,
5.625%, 7–15–22	3,836	3,870
Capsugel S.A.,
7.000%, 5–15–19 (D)(E)	5,119	5,209
ConvaTec Finance International S.A.,
8.250%, 1–15–19 (D)(E)	7,836	7,699

DaVita HealthCare Partners, Inc.,
5.000%, 5–1–25	3,963	3,814
ExamWorks Group, Inc.,
5.625%, 4–15–23	792	813
FWCT–2 Escrow Corp.,
6.875%, 2–1–22	5,559	5,872
MPH Acquisition Holdings LLC,
6.625%, 4–1–22 (D)	5,969	6,096
Tenet Healthcare Corp.:
6.750%, 2–1–20	6,592	6,889
3.786%, 6–15–20 (D)(G)	1,004	1,013
6.000%, 10–1–20	4,268	4,551
8.125%, 4–1–22	17,022	18,639
THC Escrow Corp. II,
6.750%, 6–15–23 (D)	2,007	2,048

		69,803

Health Care Services – 1.5%
MedImpact Holdings, Inc.,
10.500%, 2–1–18 (D)	15,000	15,790
Truven Health Analytics, Inc.,
10.625%, 6–1–20	17,705	18,546

		34,336

Health Care Supplies – 0.6%
Ortho–Clinical Diagnostics,
6.625%, 5–15–22 (D)	16,211	14,306

Pharmaceuticals – 1.0%
JLL/Delta Dutch Newco B.V.,
8.750%, 5–1–20 (D)(E)	12,079	12,260
VRX Escrow Corp.:
5.375%, 3–15–20 (D)	3,906	4,033
5.875%, 5–15–23 (D)	3,906	3,999
6.125%, 4–15–25 (D)	1,953	2,012

		22,304

Total Health Care – 6.5%		148,139
Industrials
Aerospace & Defense – 2.4%
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (D)	19,492	18,030
TransDigm Group, Inc.:
5.500%, 10–15–20	1,831	1,820
7.500%, 7–15–21	7,082	7,613
TransDigm, Inc.:
6.000%, 7–15–22	11,168	11,029
6.500%, 7–15–24	15,097	14,908

		53,400

Air Freight & Logistics – 0.4%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19	5,100	5,508
XPO Logistics, Inc.,
6.500%, 6–15–22 (D)	3,009	2,945

		8,453

Building Products – 1.2%
CPG Merger Sub LLC,
8.000%, 10–1–21 (D)	1,665	1,721
Ply Gem Industries, Inc.,
6.500%, 2–1–22	14,147	13,895
Roofing Supply Group LLC and Roofing Supply Finance, Inc.,
10.000%, 6–1–20 (D)	10,393	10,627
USG Corp.,
5.500%, 3–1–25 (D)	1,921	1,914

		28,157

Diversified Support Services – 0.4%
Algeco Scotsman Global Finance plc:
8.500%, 10–15–18 (D)	4,789	4,621
10.750%, 10–15–19 (D)	5,049	3,875
Nexeo Solutions LLC,
8.375%, 3–1–18	1,763	1,631

		10,127

Environmental & Facilities Services – 0.4%
GFL Environmental, Inc.,
7.875%, 4–1–20 (D)	7,784	7,979

Railroads – 0.5%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (D)	7,414	7,433
9.750%, 5–1–20 (D)	3,080	2,918

		10,351

Trading Companies & Distributors – 0.6%
HD Supply, Inc.,
11.500%, 7–15–20	12,235	14,131

Total Industrials – 5.9%		132,598

Information Technology
Application Software – 0.3%
Infor Software Parent LLC and Infor Software Parent, Inc.,
7.125%, 5–1–21 (D)(E)	6,794	6,820

Data Processing & Outsourced Services – 2.4%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (D)	6,700	6,918
6.375%, 4–1–20 (D)	15,615	16,123
5.375%, 8–1–22 (D)	9,582	9,438
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (D)	22,473	22,192

		54,671

Electronic Manufacturing Services – 0.3%
KEMET Corp.,
10.500%, 5–1–18	7,367	7,459

Internet Software & Services – 0.2%
J2 Global, Inc.,
8.000%, 8–1–20	4,583	4,950

IT Consulting & Other Services – 0.5%
NCR Escrow Corp.:
5.875%, 12–15–21	5,755	5,927
6.375%, 12–15–23	5,429	5,755

		11,682

Semiconductor Equipment – 0.1%
Photronics, Inc., Convertible,
3.250%, 4–1–16	975	1,039

Semiconductors – 0.7%
Micron Technology, Inc.:
5.875%, 2–15–22	8,198	8,311
5.500%, 2–1–25 (D)	8,322	7,797

		16,108

Technology Distributors – 0.8%
Sophia L.P. and Sophia Finance, Inc.:
9.625%, 12–1–18 (D)(E)	9,038	9,151
9.750%, 1–15–19 (D)	7,000	7,437

		16,588

Total Information Technology – 5.3%		119,317
Materials
Aluminum – 1.4%
Constellium N.V.:
8.000%, 1–15–23 (D)	9,644	9,885
5.750%, 5–15–24 (D)	3,508	3,122
Wise Metals Group LLC,
8.750%, 12–15–18 (D)	5,672	5,991
Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (D)(E)	12,048	12,831

		31,829

Construction Materials – 0.6%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (D)	14,178	13,398

Diversified Metals & Mining – 1.6%
Artsonig Pty Ltd.,
11.500%, 4–1–19 (D)(E)	11,605	4,410
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (D)	1,720	1,677
FMG Resources Pty Ltd.:
8.250%, 11–1–19 (D)	13,936	11,758
9.750%, 3–1–22 (D)	992	1,024
6.875%, 4–1–22 (D)	13,791	9,671
Lundin Mining Corp.:
7.500%, 11–1–20 (D)	3,710	3,998
7.875%, 11–1–22 (D)	3,039	3,252

		35,790

Metal & Glass Containers – 1.5%
Ardagh Finance Holdings,
8.625%, 6–15–19 (D)(E)	6,786	7,023
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
6.000%, 6–30–21 (D)	2,408	2,414
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (D)	10,778	10,994
Consolidated Container Co. LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (D)	6,146	5,470
Signode Industrial Group,
6.375%, 5–1–22 (D)	9,592	9,304

		35,205

Paper Packaging – 0.3%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A.,
6.000%, 6–15–17 (D)	2,598	2,598
Exopack Holdings S.A.,
7.875%, 11–1–19 (D)	2,080	2,070
Reynolds Group Holdings Ltd.,
9.875%, 8–15–19	1,250	1,312

		5,980

Precious Metals & Minerals – 0.3%
Prince Mineral Holding Corp.,
11.500%, 12–15–19 (D)(G)	8,039	7,396

Total Materials – 5.7%		129,598
Telecommunication Services
Alternative Carriers – 0.7%
Level 3 Communications, Inc.,
5.750%, 12–1–22	4,610	4,575
Level 3 Escrow II, Inc.,
5.375%, 8–15–22	10,069	10,170

		14,745

Integrated Telecommunication Services – 1.9%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (D)	1,920	1,932
CenturyLink, Inc.,
5.625%, 4–1–20	3,500	3,566
Frontier Communications Corp.:
6.250%, 9–15–21	4,201	3,823
7.125%, 1–15–23	3,547	3,148
6.875%, 1–15–25	3,361	2,811
GCI, Inc.,
6.875%, 4–15–25	7,903	7,982
Sprint Corp.:
7.250%, 9–15–21	9,183	9,039
7.875%, 9–15–23	5,510	5,372
7.125%, 6–15–24	5,951	5,520

		43,193

Wireless Telecommunication Service – 1.0%
Digicel Group Ltd.,
8.250%, 9–30–20 (D)	8,025	8,025
T–Mobile USA, Inc.:
6.464%, 4–28–19	3,650	3,760
6.633%, 4–28–21	5,488	5,694
6.125%, 1–15–22	2,333	2,409
6.731%, 4–28–22	685	714
6.000%, 3–1–23	3,090	3,163

		23,765

Total Telecommunication Services – 3.6%		81,703
Utilities
Renewable Electricity – 0.3%
Abengoa Yield plc,
7.000%, 11–15–19 (D)	5,756	5,929

Total Utilities – 0.3%		5,929

TOTAL CORPORATE DEBT SECURITIES – 69.6%		$1,576,002
(Cost: $1,642,208)

LOANS (G)
Consumer Discretionary
Advertising – 0.2%
Advantage Sales & Marketing, Inc.,
7.500%, 7–25–22	5,258	5,275

Apparel Retail – 2.1%
Gymboree Corp. (The),
5.000%, 2–23–18	1,611	1,145
Hoffmaster Group, Inc.,
10.000%, 5–9–21	6,145	5,991
Nine West Holdings, Inc.,
6.250%, 1–8–20	9,656	6,763
Talbots, Inc. (The):
5.500%, 3–19–20	6,497	6,335
9.500%, 3–19–21	17,311	16,965
True Religion Apparel, Inc.:
5.875%, 7–30–19	11,163	6,976
5.875%, 7–30–19	3,903	2,440

		46,615

Auto Parts & Equipment – 0.2%
Direct ChassisLink, Inc.,
8.250%, 11–7–19	5,222	5,086

Casinos & Gaming – 0.2%
Centaur Acquisition LLC,
8.750%, 2–20–20	2,504	2,525
Gateway Casinos & Entertainment Ltd.:
5.340%, 11–26–19 (F)	CAD3,206	2,537
6.185%, 11–26–19 (F)	8	6

		5,068

General Merchandise Stores – 1.4%
BJ’s Wholesale Club, Inc.,
8.500%, 3–31–20	$12,387	12,478
Orchard Acquisition Co. LLC,
7.000%, 2–8–19	18,303	17,693

		30,171

Housewares & Specialties – 0.5%
KIK Custom Products, Inc.:
5.500%, 4–29–19	3,867	3,870
9.500%, 10–29–19	6,786	6,786

		10,656

Movies & Entertainment – 0.7%
Formula One Holdings Ltd. and Delta Two S.a.r.l.,
7.750%, 7–29–22	16,085	16,045

Specialized Consumer Services – 0.1%
Wand Intermediate I L.P.,
8.250%, 9–17–22	2,539	2,545

Total Consumer Discretionary – 5.4%		121,461
Consumer Staples
Food Distributors – 0.3%
Performance Food Group, Inc.,
6.250%, 11–14–19	6,160	6,168

Food Retail – 0.6%
Focus Brands, Inc.,
10.250%, 8–21–18	13,764	13,833

Hypermarkets & Super Centers – 0.2%
GOBP Holdings, Inc.,
9.250%, 10–21–22	5,087	5,036

Packaged Foods & Meats – 0.2%
Shearer’s Foods LLC,
7.750%, 6–30–22	3,838	3,790

Total Consumer Staples – 1.3%		28,827
Energy
Coal & Consumable Fuels – 0.3%
Westmoreland Coal Co.,
7.500%, 12–16–20	6,717	6,549

Oil & Gas Drilling – 0.2%
KCA Deutag Alpha Ltd.,
6.250%, 5–16–20	6,840	5,865

Oil & Gas Equipment & Services – 0.2%
Regent Purchaser Investment, Inc.,
6.000%, 8–14–21	5,822	3,617

Oil & Gas Exploration & Production – 0.3%
Callon Petroleum Co.,
8.500%, 10–8–21	6,066	6,009
Sabine Oil & Gas LLC,
8.750%, 12–31–18 (H)	2,005	685

		6,694

Oil & Gas Refining & Marketing – 0.4%
Fieldwood Energy LLC,
8.375%, 9–30–20	13,581	10,373

Oil & Gas Storage & Transportation – 0.3%
Bowie Resources Holdings LLC:
6.750%, 8–12–20	3,560	3,373
11.750%, 2–16–21	3,043	2,875

		6,248

Total Energy – 1.7%		39,346
Financials
Consumer Finance – 0.1%
TransFirst, Inc.,
9.000%, 11–12–22	3,598	3,603

Other Diversified Financial Services – 0.5%
WP Mustang Holdings LLC:
5.500%, 5–29–21	3,229	3,218
8.500%, 5–29–22	7,762	7,626

		10,844

Total Financials – 0.6%		14,447
Health Care
Health Care Facilities – 0.4%
Surgery Center Holdings, Inc.:
5.250%, 11–3–20	666	665
8.500%, 11–3–21	8,030	7,993

		8,658

Health Care Services – 0.2%
Accellent, Inc.,
7.500%, 3–12–22	4,465	4,260

Health Care Supplies – 0.5%
Sage Products Holdings III LLC,
9.250%, 6–13–20	10,487	10,566

Health Care Technology – 0.8%
Carestream Health, Inc.,
9.500%, 12–7–19	12,645	12,529
Vitera Healthcare Solutions LLC:
6.000%, 11–4–20	4,240	4,241
9.250%, 11–4–21	2,583	2,531

		19,301

Life Sciences Tools & Services – 0.3%
Atrium Innovations, Inc.,
7.750%, 8–10–21	8,740	8,041

Total Health Care – 2.2%		50,826
Industrials
Air Freight & Logistics – 0.4%
DAE Aviation Holdings, Inc.,
9.000%, 8–5–19	8,649	8,685

Building Products – 0.5%
GYP Holdings III Corp.:
4.750%, 4–1–21	1,874	1,802
7.750%, 4–1–22	10,135	9,654

		11,456

Construction & Engineering – 0.2%
Tensar International Corp.:
5.750%, 7–10–21	2,250	2,125
9.500%, 7–10–22	3,077	2,492

		4,617

Environmental & Facilities Services – 0.1%
Brickman Group Ltd. (The),
7.500%, 12–18–21	1,676	1,677

Industrial Conglomerates – 0.2%
Crosby Worldwide Ltd.,
7.000%, 11–22–21	4,647	4,327

Industrial Machinery – 1.1%
Capital Safety North America Holdings, Inc.,
6.500%, 3–28–22	9,830	9,904
Dynacast International LLC,
9.500%, 1–30–23	13,494	13,460
NN, Inc.,
6.000%, 8–29–21	2,011	2,015

		25,379

Research & Consulting Services – 0.4%
Larchmont Resources LLC,
8.250%, 8–7–19	11,264	9,237

Total Industrials – 2.9%		65,378
Information Technology
Application Software – 3.0%
Applied Systems, Inc.,
7.500%, 1–23–22	7,317	7,328
Aptean Holdings, Inc.:
5.250%, 2–27–20	4,787	4,728
8.500%, 2–27–21	3,232	3,111
Misys plc and Magic Newco LLC,
12.000%, 6–12–19	40,494	43,997
TIBCO Software, Inc.,
6.500%, 12–4–20	9,044	9,030

		68,194

Data Processing & Outsourced Services – 0.5%
Sedgwick Claims Management Services, Inc.,
6.750%, 2–28–22	11,035	10,811

Internet Software & Services – 0.8%
TravelCLICK, Inc. & TCH-2 Holdings LLC:
5.500%, 5–12–21	7,859	7,829
8.750%, 11–12–21	7,920	7,821
W3 Co.,
9.250%, 9–1–20	2,855	2,274

		17,924

IT Consulting & Other Services – 1.1%
Active Network, Inc. (The):
5.500%, 11–15–20	5,127	5,050
9.500%, 11–15–21	10,383	9,864
Triple Point Group Holdings, Inc.:
5.250%, 7–13–20	6,277	5,634
9.250%, 7–13–21	6,094	5,119

		25,667

Total Information Technology – 5.4%		122,596
Materials
Construction Materials – 0.7%
U.S. LBM Holdings LLC,
8.000%, 5–2–20	15,684	15,684

		15,684

Diversified Metals & Mining – 0.2%
EP Minerals LLC:
5.500%, 8–20–20	2,839	2,832
8.500%, 8–20–21	2,803	2,803

		5,635

Metal & Glass Containers – 0.1%
Consolidated Container Co. LLC,
7.750%, 1–3–20	2,303	2,142

Paper Packaging – 0.6%
FPC Holdings, Inc.,
9.250%, 5–27–20	7,863	7,568

Ranpak (Rack Merger),
8.250%, 10–1–22	5,506	5,485

		13,053

Specialty Chemicals – 0.7%
Chemstralia Ltd.,
7.250%, 2–26–22	12,065	12,065
Chromaflo Technologies Corp.,
8.250%, 6–2–20	4,572	4,297

		16,362

Total Materials – 2.3%		52,876
Telecommunication Services
Alternative Carriers – 0.2%
Cable & Wireless Communications,
6.500%, 3–31–17	3,632	3,641

Total Telecommunication Services – 0.2%		3,641
Utilities
Independent Power Producers & Energy Traders – 0.2%
Alinta Energy Finance PTY Ltd.:
0.000%, 8–13–18 (I)	153	154
6.375%, 8–13–19	3,147	3,158

		3,312

Total Utilities – 0.2%		3,312

TOTAL LOANS – 22.2%		$502,710
(Cost: $522,375)

SHORT-TERM SECURITIES
Commercial Paper(J) – 4.6%
Army & Air Force Exchange Service,
0.200%, 7–1–15	1,600	1,600
Becton Dickinson & Co.,
0.480%, 8–17–15	5,000	4,997
Bemis Co., Inc.,
0.420%, 7–13–15	3,750	3,749
Danaher Corp.,
0.170%, 7–10–15	28,928	28,927
Diageo Capital plc (GTD by Diageo plc),
0.340%, 7–2–15	7,200	7,200
Ecolab, Inc.,
0.440%, 7–16–15	7,812	7,810
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.360%, 7–8–15	5,000	5,000
Kroger Co. (The),
0.300%, 7–1–15	7,185	7,185
McCormick & Co., Inc.,
0.160%, 7–6–15	9,000	9,000
Mondelez International, Inc.,
0.290%, 7–21–15	5,000	4,999
Sherwin-Williams Co. (The):
0.330%, 7–8–15	13,776	13,775
0.230%, 7–13–15	10,000	9,999

		104,241

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (K)	1,653	1,653

TOTAL SHORT–TERM SECURITIES – 4.7%		$105,894
(Cost: $105,895)

TOTAL INVESTMENT SECURITIES – 98.3%		$2,224,552
(Cost: $2,311,755)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.7%		38,250

NET ASSETS – 100.0%		$2,262,802

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $251 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $1,126,426 or 49.6% of net assets.

(E)	Payment-in-kind bonds.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar, EUR - Euro and GBP - British Pound).

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015.

(H)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(I)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(J)	Rate shown is the yield to maturity at June 30, 2015.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	3,788	U.S. Dollar	5,793	7-14-15	Morgan Stanley International	$—	$159
Canadian Dollar	9,344	U.S. Dollar	7,575	7-14-15	Morgan Stanley International	96	—
Euro	5,650	U.S. Dollar	6,353	7-14-15	Morgan Stanley International	53	—
						$149	$159

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$11,180	$—	$169
Energy	1,544	—	—
Financials	2,515	—	—
Industrials	2,481	—	—
Telecommunication Services	3,613	—	—
Utilities	741	—	—
Total Common Stocks	$22,074	$—	$169
Preferred Stocks	16,082	1,519	—
Warrants	—	102	—
Corporate Debt Securities	—	1,576,002	—
Loans	—	417,883	84,827
Short-Term Securities	—	105,894	—
Total	$38,156	$2,101,400	$84,996
Forward Foreign Currency Contracts	$—	$149	$—
Liabilities
Forward Foreign Currency Contracts	$—	$159	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Loans
Beginning Balance 10-1-14	$137	$41,984	$178,454
Net realized gain (loss)	—	—	(2,798)
Net change in unrealized appreciation (depreciation)	32	—	(964)
Purchases	—	—	34,867
Sales	—	—	(20,032)
Amortization/Accretion of premium/discount	—	—	231
Transfers into Level 3 during the period	—	—	12,442
Transfers out of Level 3 during the period	—	(41,984)	(117,373)
Ending Balance 6-30-15	$169	$—	$84,827
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-15	$32	$—	$(1,548)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended June 30, 2015, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-15	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$169	Broker	Broker quotes
Loans	84,827	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,311,762

Gross unrealized appreciation	24,717
Gross unrealized depreciation	(111,926)

Net unrealized depreciation	$(87,209)

SCHEDULE OF INVESTMENTS Municipal Bond Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.4%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A,
6.250%, 11–1–33	$2,000	$2,341
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7–1–33	2,500	2,830
Water Works Board of the City of Birmingham, Water Rev Rfdg Bonds, Ser 2015-A,
5.000%, 1–1–35	6,555	7,283

		12,454

Alaska – 0.2%
AK Intl Arpt, Sys Rev and Rfdg Bonds, Ser 2010A,
5.000%, 10–1–21	1,735	1,970

Arizona – 1.2%
AZ Cert of Part, Ser 2010A (Insured by AGM),
5.250%, 10–1–26	2,000	2,235
Coconino Cnty, AZ Pollutn Ctl Corp., Pollutn Ctl Rfdg Rev Bonds (NV Power Co. Proj), Ser 2006A, (Auction Rate Sec) (Insured by FGIC),
0.464%, 9–1–32 (A)	3,000	2,880
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008,
8.000%, 5–1–25	2,500	2,895
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7–15–25	2,000	2,296

		10,306

California – 15.5%
ABAG Fin Auth for Nonprofit Corp., Rev Bonds (Sharp Hlth Care), Ser 2009B,
6.250%, 8–1–39	1,000	1,165
Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E,
6.000%, 5–1–39	3,000	3,494
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D-1 Index Rate Bonds,
0.971%, 4–1–45 (A)	4,000	4,011
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1,
1.170%, 4–1–45 (A)	8,500	8,435
CA (School Facilities) GO Bonds,
5.000%, 11–1–30	3,000	3,447
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. - Total Road Impvt Prog), Ser 2012B,
5.250%, 6–1–42	1,900	2,081
CA Dept of Water Res, Cent Vly Proj, Water Sys Rev Bonds, Ser X (Insured by FGIC),
5.500%, 12–1–16	10	11
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A,
5.750%, 9–1–39	3,000	3,424
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A,
6.500%, 11–1–38	2,000	2,372

CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2–1–39	4,000	4,456
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.500%, 10–1–29	1,000	1,133
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj), Ser 2002B,
5.250%, 6–1–23	2,085	2,238
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2002A,
5.000%, 1–1–22	1,500	1,559
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–33	1,000	1,039
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	1,745	1,853
6.350%, 7–1–46	970	1,039
CA Various Purp GO Bonds:
5.250%, 9–1–26	3,500	4,128
5.500%, 4–1–28	5	5
5.250%, 10–1–29	2,500	2,867
5.750%, 4–1–31	5,000	5,735
6.000%, 3–1–33	1,000	1,205
5.000%, 4–1–37	5,000	5,581
6.000%, 11–1–39	4,500	5,362
CA Various Purp GO Rfdg Bonds,
5.000%, 2–1–33	8,000	9,003
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A,
7.000%, 10–1–36	750	877
City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015–D,
5.000%, 6–1–34	5,000	5,778
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011A,
6.250%, 9–1–24	2,000	2,404
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp,
5.750%, 2–1–30	2,000	2,234
Contra Costa Trans Auth, Sales Tax Rev Bonds (Ltd. Tax Bonds), Ltd. Tax Rfdg Bonds, Ser 2012A,
0.493%, 3–1–34 (A)	2,000	2,000
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A,
5.000%, 6–1–29	1,500	1,688
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A:
5.000%, 6–1–33	3,165	3,549
5.000%, 6–1–34	2,840	3,182
Los Angeles, Wastewater Sys Rev Bonds, Ser 2015-A,
5.000%, 6–1–35	1,000	1,151
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A,
5.000%, 10–1–36 (B)	3,600	4,016
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31 (C)	3,315	1,673
0.000%, 8–1–32 (C)	5,000	2,375
0.000%, 8–1–33 (C)	5,000	2,230
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11–1–39	2,750	3,014
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A,
5.250%, 5–15–34	3,000	3,404
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	1,500	1,750

Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A,
5.750%, 9–1–40	1,000	1,111
Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008 (Insured by BHAC),
5.500%, 10–1–28	500	557
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1,
5.500%, 8–1–35	1,000	1,097
San Jose, CA Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3–1–21	3,185	3,711
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	1,000	1,150
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I,
6.375%, 11–1–34	500	602
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1,
5.750%, 10–1–30	1,000	1,171
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI,
5.000%, 5–15–34	3,500	3,967
The Regents of the Univ of CA, Hosp Rev Bonds (UCLA Med Ctr), Ser 2004B (Insured by AMBAC),
5.500%, 5–15–20	1,500	1,504
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A,
5.875%, 1–1–29	1,000	1,155
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8–1–41	2,185	2,440

		135,433

Colorado – 2.4%
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12–1–23	2,065	2,348
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12–1–23	1,390	1,596
7.400%, 12–1–38	1,000	1,201
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	2,975	3,281
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008:
5.500%, 11–1–27	730	835
5.500%, 11–1–27	270	308
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bonds, Ser 2010,
5.625%, 12–1–40	3,250	3,532
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	2,500	2,909
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	4,250	4,959

		20,969

Connecticut – 0.3%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.750%, 6–15–34	2,500	2,783

District Of Columbia – 1.2%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	2,250	2,718
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (D)	6,500	7,493

		10,211

Florida – 5.2%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	2,500	2,758
Citizens Ppty Ins Corp., Coastal Account Sr Secured Bonds, Ser 2011A-1,
5.000%, 6–1–20	1,000	1,141
Citizens Ppty Ins Corp., Sr Secured Rev Bonds, Ser 2010A-1,
5.250%, 6–1–17	3,600	3,884
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	3,600	4,106
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	2,500	2,823
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10–1–41	2,885	3,296
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	1,500	1,695
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7–1–26	2,500	2,843
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10–1–22	5,000	5,981
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC),
6.000%, 10–1–23	2,500	2,892
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	3,000	3,937
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
6.500%, 7–1–35	2,500	2,845
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A,
6.250%, 4–1–39	1,000	1,136
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–40	3,500	3,849
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011,
5.250%, 10–15–22	2,250	2,585

		45,771

Georgia – 1.8%
Atlanta Arpt, Gen Rev Rfdg Bonds, Ser 2010C,
5.750%, 1–1–23	2,000	2,389
Atlanta Dev Auth Edu Fac, Rev Bonds (Panther Place LLC Proj), Ser 2009A,
5.000%, 7–1–37	3,500	3,707
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B,
5.375%, 11–1–39	3,000	3,397
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	1,500	1,620
Dev Auth of Burke Cnty (GA), Pollutn Ctl Rev Bonds (Oglethorpe Power Corp. Vogtle Proj), Ser 2003A,
0.324%, 1–1–24 (A)	1,000	962
Griffin, GA Combined Pub Util Rev Rfdg Bonds, Ser 2012 (Insured by AGM):
3.000%, 1–1–16	1,050	1,063
3.000%, 1–1–17	500	516
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
6.000%, 1–1–23	2,100	2,399

		16,053

Idaho – 0.5%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9–1–19	750	875
5.750%, 9–1–20	1,000	1,184
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A,
6.750%, 11–1–37	2,000	2,284

		4,343

Illinois – 3.9%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	1,750	1,766
Cmnty College Dist No. 525 Cnty of Will, Grundy, Livingston, Cook, Kendall, LaSalle, and Kankakee (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008:
5.750%, 6–1–28	620	684
5.750%, 6–1–28	380	431
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–39	2,500	2,678
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–30	2,500	2,993
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.750%, 7–1–33	2,500	2,840
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb LLC - Northn IL Univ Proj), Ser 2011,
5.750%, 10–1–21	2,000	2,209
IL GO Bonds, Ser 2012A,
4.000%, 1–1–23	7,150	7,248
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A,
5.000%, 2–1–32	3,000	3,361
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013,
5.000%, 6–15–26	1,700	1,941
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A,
5.000%, 1–1–35	3,000	3,272
Metro Pier and Exposition Auth IL, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1,
0.000%, 6–15–43 (C)	2,000	485
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A,
6.000%, 7–1–24	3,080	3,837

		33,745

Indiana – 0.5%
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (Senate Avenue Prkg Fac), Ser 1990A (Insured by NPFGC),
7.400%, 7–1–15	1,655	1,655
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (State Office Bldg I Fac), Ser 1990B (Insured by NPFGC),
7.400%, 7–1–15	2,855	2,856

		4,511

Iowa – 0.8%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008,
5.750%, 6–1–31	1,000	1,075
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008,
6.000%, 8–1–27	2,500	2,879
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010,
6.000%, 9–1–39	2,145	2,212

IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012,
5.000%, 9–1–33	1,000	961

		7,127

Kansas – 0.7%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	2,000	2,149
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010,
5.900%, 4–1–32	3,000	3,247
Unif Govt of Wyandotte Cnty/Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006,
5.000%, 12–1–27	655	658

		6,054

Kentucky – 0.8%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	4,500	5,075
6.500%, 3–1–45	2,000	2,264

		7,339

Louisiana – 2.2%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B,
5.250%, 1–1–28	1,000	1,123
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	5,250	5,991
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,146
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010,
5.250%, 10–1–20	2,040	2,359
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	1,000	1,136
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1–1–23	1,500	1,711
New Orleans, LA, GO Rfdg Bonds, Ser 2012,
5.000%, 12–1–25	1,500	1,661
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12–1–26	2,000	2,233
5.000%, 12–1–27	1,500	1,661

		19,021

Maine – 0.1%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3,
5.875%, 12–1–39	985	1,074

Maryland – 1.0%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,750	1,871
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D,
0.953%, 5–15–38 (A)	5,360	5,395
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A,
6.000%, 7–1–40	1,500	1,568

		8,834

Massachusetts – 1.3%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7–1–30	2,315	2,534
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010,
5.625%, 10–15–40	1,000	1,065
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A,
5.750%, 7–1–39	1,615	1,808
The Cmnwlth of MA, GO Rfdg Bonds (SIFMA Index Bonds), Ser 2013A,
0.430%, 2–1–17 (A)	6,000	5,993

		11,400

Michigan – 2.1%
Board of Trustees of Grand Vly, State Univ, Gen Rev Bonds, Ser 2009,
5.750%, 12–1–34	1,000	1,074
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI,
5.000%, 12–1–35	2,500	2,740
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11–15–39	4,250	4,798
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V,
8.000%, 9–1–29	3,950	4,800
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
6.000%, 8–1–39	2,000	2,372
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I,
6.000%, 10–15–38	2,000	2,273

		18,057

Minnesota – 0.6%
Hsng and Redev Auth of Saint Paul, MN, Hlth Care Fac Rev Bonds (Hlth Partners Oblig Group Proj), Ser 2006,
5.250%, 5–15–36	2,000	2,128
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008A,
6.750%, 11–15–32	1,000	1,162
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1–1–20	2,000	2,276

		5,566

Missouri – 1.7%
Belton, MO, Cert of Part, Ser 2008,
5.125%, 3–1–25	1,000	1,078
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004,
6.250%, 3–1–24	2,135	2,140
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009,
5.625%, 5–15–39	2,250	2,478
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A,
5.750%, 6–1–39	1,000	1,117
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2015A:
5.000%, 12–1–29	1,550	1,766
5.000%, 12–1–30	1,200	1,357
5.000%, 12–1–31	1,000	1,126
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009,
6.750%, 6–15–35	2,500	2,563
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM),
0.000%, 7–15–36 (C)	2,350	892

The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (E)	1,895	135

		14,652

Nebraska – 0.1%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bds (Immanuel Oblig Grp), Ser 2010,
5.625%, 1–1–40	1,000	1,088

Nevada – 0.6%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	3,000	3,431
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–25	1,715	2,040

		5,471

New Hampshire – 0.7%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A,
6.125%, 10–1–39	1,635	1,802
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	1,000	1,130
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA),
7.000%, 4–1–38	1,985	2,362
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2006A,
5.650%, 1–1–36	345	350

		5,644

New Jersey – 4.9%
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010,
5.375%, 10–1–21	2,500	2,949
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC - Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6–1–31	2,900	3,227
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9–1–24	2,545	2,718
NJ Econ Dev Auth, Sch Fac Constr Rfdg Notes (SIFMA Index Notes), Ser 2013I,
1.670%, 3–1–28 (A)	12,000	11,775
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	1,000	1,236
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
5.000%, 12–1–19	1,385	1,550
5.500%, 12–1–21	1,145	1,320
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7–1–38	1,500	1,654
NJ Tpk Auth, Tpk Rev Bonds, Ser 2000D,
0.123%, 1–1–30 (A)	6,625	6,161
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A,
0.000%, 12–15–40 (C)	10,000	2,400
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B,
5.250%, 12–15–22	3,500	3,861
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
5.500%, 12–15–22	1,000	1,154
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12–1–21	2,500	2,978

		42,983

New Mexico – 0.1%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC),
5.250%, 7–1–30	1,070	1,096

New York – 7.2%
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt),
5.000%, 2–15–38	4,250	4,765
Metro Trans Auth, Trans Rev Bonds, Ser 2014C,
5.000%, 11–15–36	1,125	1,250
NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B,
0.160%, 7–1–29 (A)	8,525	7,992
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp. Proj), Ser 1985A (Insured by AMBAC),
0.465%, 12–1–23 (A)	4,350	4,154
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A-1 (Insured by AMBAC),
0.193%, 5–1–34 (A)	8,000	7,400
NYC GO Bonds, Ser 2014D-1,
5.000%, 8–1–30	2,000	2,281
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K,
4.950%, 11–1–39	2,000	2,064
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (C)	2,675	1,940
0.000%, 3–1–26 (C)	2,685	1,852
0.000%, 3–1–27 (C)	2,500	1,648
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH,
5.000%, 6–15–37	8,500	9,606
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I,
5.000%, 5–1–29	2,600	2,979
Port Auth of NY & NJ Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC),
5.750%, 11–1–30	4,490	4,989
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE,
5.000%, 12–15–31	8,500	9,837

		62,757

North Carolina – 0.4%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.750%, 1–1–24	1,000	1,175
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1–1–37 (C)	3,000	1,245
5.750%, 1–1–39	1,000	1,114

		3,534

Ohio – 1.4%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	1,000	1,188
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp. Proj), Ser 2009E,
5.625%, 10–1–19	2,000	2,221
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12–1–30	4,500	5,180
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj),
5.750%, 11–15–40	1,000	1,085
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A,
5.250%, 1–1–33	2,000	2,168
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J (Insured by GNMA/FNMA/FHLMC),
6.200%, 9–1–33	425	442

		12,284

Oklahoma – 0.1%
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A,
5.875%, 1–1–28	1,000	1,122

Oregon – 0.8%
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three,
5.000%, 7–1–33	5,000	5,696
Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C,
5.000%, 7–1–22	1,000	1,143

		6,839

Pennsylvania – 6.1%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	1,000	1,230
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6–1–29	2,000	2,290
6.000%, 6–1–36	2,750	3,134
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	3,500	3,763
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10–1–26	2,500	2,777
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C,
0.000%, 6–1–33 (D)	4,000	4,692
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–41	2,250	2,537
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2,
0.000%, 12–1–28 (D)	8,500	9,236
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12–15–31	2,600	2,889
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D,
5.250%, 6–15–22	5,000	5,645
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM),
5.250%, 12–15–24	10,750	11,984
Sch Dist of Philadelphia, GO Bonds, Ser 2015A:
5.000%, 9–1–34	1,615	1,749
5.000%, 9–1–35	1,000	1,081

		53,007

Puerto Rico – 0.3%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A,
5.500%, 7–1–21	1,500	1,160
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
5.000%, 7–1–28	1,000	965

		2,125

Rhode Island – 0.6%
RI Hlth and Edu Bldg Corp., Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A,
6.250%, 5–15–30	1,590	1,817
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A,
5.250%, 12–1–18	2,935	3,184

		5,001

South Carolina – 1.1%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
6.500%, 4–1–42	4,015	4,935
SC Pub Svc Auth, Tax-Exempt Rfdg and Impvt Rev Oblig, Ser 2015A,
5.000%, 12–1–31	4,300	4,871

		9,806

South Dakota – 0.1%
SD Hlth and Edu Fac Auth (Huron Rgnl Med Ctr Issue), Rev Bonds, Ser 1994,
7.300%, 4–1–16	395	410

Tennessee – 1.2%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
5.750%, 7–1–19	2,220	2,568
5.750%, 7–1–20	1,330	1,562
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A,
5.500%, 7–1–36	3,000	3,114
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7–1–38	2,500	2,864

		10,108

Texas – 10.6%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC),
5.500%, 8–15–27	2,000	2,201
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	3,250	3,641
Cap Area Cultural Ed Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	1,000	1,145
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	2,500	3,091
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A,
4.250%, 12–1–34	2,000	1,921
Dallas Independent Sch Dist (Dallas Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008,
6.375%, 2–15–34	2,500	2,853
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A,
6.000%, 8–15–38	2,500	2,854
Harris Cnty Hlth Fac Dev Corp., Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B,
7.000%, 12–1–27	2,500	2,987
Harris Cnty Hlth Fac Dev Corp., Thermal Util Rev Bonds (Teco Proj), Ser 2008,
5.000%, 11–15–26	2,500	2,755
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
5.750%, 2–15–28	1,000	1,021
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C,
0.670%, 5–15–34 (A)	3,500	3,509
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A:
6.250%, 5–15–28	2,480	2,847
6.250%, 5–15–28	20	23
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
5.625%, 12–1–17	5,000	5,209
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (C)	25,000	13,498
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A,
6.500%, 8–15–39	1,000	1,130
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11–15–37	3,000	3,061

Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2–1–26	1,500	1,661
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–16	2,000	2,097
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	2,000	2,350
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–33	2,250	2,751
7.000%, 6–30–40	5,000	5,975
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	2,500	3,000
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011,
6.750%, 5–1–26	3,740	4,228
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC):
0.000%, 8–15–26 (C)	23,160	15,819
0.000%, 8–15–26 (C)	1,340	978

		92,605

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Diageo Proj), Ser 2009A,
6.750%, 10–1–37	1,000	1,128

Virginia – 0.6%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	2,500	2,874
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B,
6.000%, 7–1–27	1,605	1,872

		4,746

Washington – 2.2%
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010,
5.750%, 1–1–41	3,000	3,435
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009,
7.000%, 7–1–39	1,000	1,222
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.125%, 3–1–29	2,500	3,024
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C,
5.500%, 8–15–36	2,910	3,102
WA Pub Power Supply Sys, Nuclear Proj No. 1, Rfdg Rev Bonds, Ser 1989B,
7.125%, 7–1–16	8,200	8,754

		19,537

Wisconsin – 0.6%
WI Gen Fund Annual Appropriation Bonds, Ser 2009A,
5.750%, 5–1–33	1,000	1,154
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A,
5.625%, 4–15–39	1,500	1,664
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	2,000	2,380

		5,198

Wyoming – 0.3%
WY Cmnty Dev Auth, Hsng Rev Bonds, 2014 Ser 1,
3.700%, 12–1–27	1,420	1,427
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1–1–28	1,000	1,098

		2,525

TOTAL MUNICIPAL BONDS – 85.5%		$746,687
(Cost: $672,913)

SHORT-TERM SECURITIES
Commercial Paper(F) – 0.5%
Bemis Co., Inc.,
0.430%, 7–14–15	5,000	4,999

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (G)	614	614

Municipal Obligations – 13.4%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America N.A.),
0.020%, 7–1–15 (G)	7,100	7,100
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.),
0.010%, 7–1–15 (G)	2,100	2,100
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.090%, 7–7–15 (G)	1,500	1,500
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.070%, 7–7–15 (G)	4,200	4,200
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006,
0.070%, 7–7–15 (G)	3,700	3,700
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.),
0.060%, 7–7–15 (G)	340	340
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.),
0.110%, 7–7–15 (G)	1,325	1,325
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.),
0.070%, 7–7–15( G)	2,500	2,500
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2014C-C (GTD by U.S. Bank N.A.),
0.020%, 7–1–15 (G)	4,500	4,500

LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.080%, 7–7–15 (G)	1,500	1,500
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt),
0.080%, 7–7–15 (G)	2,000	2,000
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.020%, 7–1–15 (G)	9,615	9,615
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.020%, 7–1–15 (G)	18,000	18,000
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.020%, 7–1–15 (G)	19,000	19,000
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.050%, 7–7–15 (G)	6,300	6,300
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank N.A.),
0.070%, 7–7–15 (G)	16,000	16,000
NYC GO Bonds, Fiscal 2008 Series L-4,
0.030%, 7–1–15 (G)	2,000	2,000
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.040%, 7–1–15 (G)	3,045	3,045
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank N.A.),
0.060%, 7–7–15 (G)	3,549	3,549
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL (Var Rate Demand Bonds),
0.060%, 7–7–15 (G)	5,000	5,000
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj), Ser 2011G (GTD by Bank of Nova Scotia),
0.070%, 7–7–15 (G)	4,000	4,000

		117,274

TOTAL SHORT-TERM SECURITIES – 14.0%		$122,887
(Cost: $122,887)

TOTAL INVESTMENT SECURITIES – 99.5%		$869,574
(Cost: $795,800)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		4,012

NET ASSETS – 100.0%		$873,586

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015

(B)	Purchased on a when-issued basis with settlement subsequent to June 30, 2015.

(C)	Zero coupon bond.

(D)	These securities do not bear interest for an initial period of time and subsequently become interest bearing

(E)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)	Rate shown is the yield to maturity at June 30, 2015.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$746,687	$—
Short-Term Securities	—	122,887	—
Total	$—	$869,574	$—

During the period ended June 30, 2015, securities totaling $16,277 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

NPFGC = National Public Finance Guarantee Corp.

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$795,800

Gross unrealized appreciation	77,493
Gross unrealized depreciation	(3,719)

Net unrealized appreciation	$73,774

SCHEDULE OF INVESTMENTS Municipal High Income Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.5%
Butler Cnty Indl Dev Auth, Envirnmt Impvt Rev Bonds, Ser 2008A,
7.000%, 9–1–32	$1,000	$1,120
Jefferson Cnty, AL Swr Rev Bonds, Ser 2013-D,
6.500%, 10–1–53	2,970	3,436

		4,556

Alaska – 0.3%
Northn Tob Securitization Corp., Tob Stlmt Asset–Bkd Bonds, Ser 2006A Sr Cur Int Bonds,
5.000%, 6–1–46	2,865	2,187

Arizona – 2.8%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
0.981%, 1–1–37 (A)	10,000	8,738
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008,
8.000%, 5–1–25	8,000	9,264
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–32	1,430	1,544
6.250%, 12–1–46	1,500	1,620
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3–1–42	2,000	2,332

		23,498

California – 6.0%
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A,
5.250%, 6–1–36	1,000	1,005
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.750%, 10–1–39	4,000	4,567
CA Statewide Cmnty Dev Auth, Rev Bonds (Methodist Hosp of Southn CA Proj), Ser 2009 (Insured by FHA),
6.625%, 8–1–29	2,225	2,637
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	2,995	3,180
6.350%, 7–1–46	1,705	1,827
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009,
7.000%, 11–15–29	1,500	1,749
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010,
6.125%, 9–15–40	5,000	5,784
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1,
5.125%, 6–1–47	5,000	3,840
Golden State Tob Securitization Corp., Tob Stlmt Asset–Bkd Bonds, Ser 2015A,
5.000%, 6–1–35	6,265	6,936
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.625%, 11–1–29	2,000	2,215
6.750%, 11–1–39	900	986

Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	2,500	2,917
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,084
8.000%, 8–1–38	1,400	1,524
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011,
7.500%, 12–1–41	4,000	4,840
San Mateo Cmnty Fac Dist No. 2008–1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9–1–42	1,000	1,124
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds,
5.000%, 6–1–37	5,500	4,573

		50,788

Colorado – 7.5%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2006,
5.250%, 10–1–40	2,000	2,044
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	4,805	4,989
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B,
8.000%, 12–1–38	1,140	1,359
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	2,700	3,242
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	4,000	4,742
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	5,975	6,590
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty - Clermont Park Proj), Ser 2006A,
5.750%, 1–1–37	3,000	3,047
CO Hlth Fac Auth, Rev Bonds (CO Sr Residences Proj), Ser 2012,
7.000%, 6–1–42	3,665	3,498
CO Hlth Fac Auth, Rev Rfdg Bonds (Christian Living Cmnty Proj), Ser 2012,
5.250%, 1–1–37	1,000	1,022
Kremmling Mem Hosp Dist Proj, Ser 2010,
7.125%, 12–1–45	5,000	4,113
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.200%, 12–1–37	4,000	4,485
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd. Tax GO Bonds, Ser 2007,
5.500%, 12–15–37	7,300	7,363
Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008,
6.500%, 11–15–38	3,000	3,940
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	3,000	3,501
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Bonds, Ser 2006,
5.750%, 12–1–36	2,026	1,618

Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Rfdg and Impvt Bonds, Ser 2007,
5.250%, 12–1–37	4,118	4,053
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd. Tax Rfdg Bonds, Ser 2007,
6.200%, 12–1–34	3,190	3,444

		63,050

Connecticut – 0.6%
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	4,500	5,356

Florida – 3.0%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	2,250	2,466
6.750%, 11–1–39	2,390	2,636
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011,
7.750%, 1–1–41	4,000	3,791
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 6–15–32	2,600	2,643
6.000%, 9–15–40	6,000	6,219
6.125%, 6–15–43	1,000	1,014
FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A,
7.250%, 10–1–38	1,985	2,118
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012,
6.500%, 10–1–47	3,835	4,270

		25,157

Georgia – 0.8%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	2,000	2,160
Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013,
7.250%, 1–1–49	4,000	4,579

		6,739

Guam – 0.4%
Govt of GU, GO Bonds, Ser 2009A,
7.000%, 11–15–39	2,700	3,211

Hawaii – 0.4%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	400	505
9.000%, 11–15–44	2,000	2,524

		3,029

Illinois – 8.9%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	2,500	2,523
Chicago Multi–Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
6.125%, 12–1–43	3,000	2,782
Cook Cnty, IL Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.500%, 10–15–40	4,500	4,818
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	1,395	1,467
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012,
5.750%, 5–15–46	2,500	2,637

IL Fin Auth, Multi-Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012,
6.500%, 12–1–32	4,660	4,770
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A,
8.000%, 5–15–46	7,000	7,962
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–38	2,565	3,070
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C,
6.625%, 11–1–39	3,000	3,589
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	5,000	6,118
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	3,500	3,660
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	2,000	2,080
SW IL Dev Auth, Local Govt Prog Rev Bonds (Collinsville Ltd. Incr Sales Tax Proj), Ser 2007,
5.350%, 3–1–31	1,850	1,460
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	3,560	4,127
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	695	747
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3–1–23	2,805	2,920
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006,
5.850%, 12–1–36	2,675	2,407
Vlg of Bridgeview, Cook Cnty, IL GO Rfdg Bonds, Ser 2014A,
5.500%, 12–1–43	5,000	4,930
Vlg of Bridgeview, Cook Cnty, IL, GO Bonds, Ser 2015A,
5.625%, 12–1–41	4,000	3,951
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12–1–29	7,385	6,288
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	2,420	2,638

		74,944

Indiana – 3.3%
City of Carmel, IN, Rev Bonds, Ser 2012A,
7.125%, 11–15–47	6,250	6,927
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	1,055	1,068
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B,
6.450%, 1–1–23	1,030	1,040
IN Fin Auth, Midwestrn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A,
5.000%, 6–1–39	6,335	6,689
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	2,000	2,182
Terre Haute, IN Rev Bonds (Westminister Vlg Proj), Ser 2012,
6.000%, 8–1–39	1,000	1,004
Westfield Redev Dist, Tax Incr Rev Bonds of 2009,
6.500%, 2–1–30	2,000	2,255
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	3,685	3,900
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010,
6.750%, 1–15–32	2,300	2,539

		27,604

Iowa – 0.8%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A,
6.750%, 11–15–37	4,500	4,744
IA Fin Auth, Rev and Rfdg Bonds (Childserve Proj), Ser 2015B,
5.000%, 6–1–36	2,425	2,364

		7,108

Kansas – 1.7%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	3,000	3,223
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A,
6.750%, 9–1–30	2,920	3,104
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	3,500	3,637
Lenexa, KS, Spl Oblig Tax Incr Rev Bonds (City Ctr East Proj I), Ser 2007,
6.000%, 4–1–27 (B)	4,287	858
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A,
6.000%, 11–15–38	2,500	2,522
Olathe, KS, Trans Dev Dist Sales Tax Rev Bonds (The Olathe Gateway TDD No. 1a Proj), Ser 2006:
5.000%, 12–1–16 (B)	68	26
5.000%, 12–1–28 (B)	95	37
Wilson Cnty, KS, Hosp Rev Bonds, Ser 2006,
6.200%, 9–1–26	1,000	1,089

		14,496

Kentucky – 1.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	5,500	6,203
6.500%, 3–1–45	2,500	2,830

		9,033

Louisiana – 3.6%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,145
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A,
5.625%, 6–1–45	3,000	2,984
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
10.500%, 7–1–39	11,000	11,988
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj - Phase IIA), Ser 2014A,
8.375%, 7–1–39	6,000	6,183
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pelletes, Inc. Proj), Ser 2015,
7.750%, 7–1–39	3,000	3,008
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	4,600	5,225

		30,533

Maryland – 0.4%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,250	1,337
MD Econ Dev Corp., Port Fac Rfdg Rev Bonds (CNX Marine Terminals, Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	2,000	2,206

		3,543

Massachusetts – 1.7%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
7.000%, 7–1–42	4,000	4,492
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC),
0.265%, 1–1–31 (A)	11,500	9,832

		14,324

Michigan – 3.2%
MI Fin Auth, Hosp Rev and Rfdg Bonds (Presbyterian Vlg of MI), Ser 2015,
5.250%, 11–15–35	2,340	2,346
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,020
7.450%, 10–1–41	1,000	1,025
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A:
5.900%, 12–1–30	2,000	2,010
6.500%, 12–1–40	3,000	3,068
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45 (B)	9,815	6,208
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A,
6.875%, 6–1–42	7,600	7,360
The Econ Dev Corp. of Dearborn, MI, Ltd. Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	1,145	1,161
7.000%, 11–15–38	2,400	2,423

		26,621

Missouri – 6.5%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	2,470	2,610
Arnold, MO, Sales Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B,
8.000%, 5–1–28	2,045	2,168
Ballwin, MO, Tax Incr Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A,
6.250%, 10–1–17	1,700	1,664
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	542
6.125%, 12–1–36	675	535
Chillicothe, MO, Tax Incr Rev Bonds (South U.S. 65 Proj), Ser 2006,
5.625%, 4–1–24	860	653
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.400%, 10–1–26	760	701
5.500%, 10–1–31	1,500	1,336
5.550%, 10–1–36	400	345
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A,
6.500%, 10–1–30	1,500	1,674
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	2,600	2,601
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
0.000%, 4–1–55 (C)	3,302	495
5.750%, 4–1–55	2,391	2,213
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	2,950	3,057
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A,
6.000%, 6–1–20	840	922

MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	3,500	3,581
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj-RPA1), Sr Ser B,
9.000%, 11–1–31	3,000	3,480
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (C)	1,500	570
0.000%, 7–15–37 (C)	2,500	903
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007,
5.750%, 4–1–27 (B)	1,250	381
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	1,390	1,416
The Indl Dev Auth of Branson, MO, Tax Incr Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A,
5.950%, 11–1–29	2,700	2,732
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A,
5.875%, 11–1–35	2,500	2,509
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006,
5.750%, 12–1–28 (B)	1,000	247
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	3,875	3,882
6.500%, 1–1–35	3,000	3,004
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29	1,185	1,144
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (B)	3,790	269
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	2,940	3,020
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	6,000	6,008

		54,662

Nebraska – 1.3%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	8,000	8,732
5.000%, 9–1–42	2,000	2,135

		10,867

Nevada – 1.4%
Director of the State of NV, Dept of Business and Industry Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2015A,
5.125%, 12–15–45	2,515	2,477
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	5,000	5,718
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	3,000	3,495

		11,690

New Jersey – 1.4%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
5.125%, 9–15–23	2,000	2,179
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	2,500	3,089

Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007–1A,
5.000%, 6–1–41	8,980	6,674

		11,942

New York – 3.5%
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A2,
6.500%, 1–1–32	1,125	1,121
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4,
6.700%, 1–1–49	3,750	3,681
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5,
6.700%, 1–1–49	726	713
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B,
5.500%, 7–1–20	1,453	1,449
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C,
2.000%, 1–1–49	2,537	133
NY Liberty Dev Corp. Rev Bonds (3 World Trade Center Proj), Ser 2014,
5.000%, 11–15–44	15,000	15,122
Suffolk Cnty Indl Dev Agy, Assisted Living Fac Rev Bonds (Medford Hamlet Assisted Living Proj), Ser 2005,
6.375%, 1–1–39	1,800	1,815
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1–1–46	6,015	5,944

		29,978

Ohio – 0.7%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	3,500	4,157
Summit Cnty Port Auth, OH (Cleveland - Flats East Dev Proj), Ser 2010B,
6.875%, 5–15–40	1,230	1,386

		5,543

Oklahoma – 0.8%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,011
6.000%, 11–15–38	4,550	4,564

		6,575

Oregon – 1.2%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008,
8.250%, 1–1–38	4,000	4,701
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,000	5,632

		10,333

Pennsylvania – 2.1%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	3,000	3,689

Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012,
5.250%, 1–1–41	3,000	3,096
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	6,540	6,733
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E,
0.000%, 12–1–38	3,000	3,247
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (B)	1,850	370
7.350%, 7–1–22 (B)	3,400	680

		17,815

Puerto Rico – 2.7%
Cmnwlth of PR, GO Bonds of 2014, Ser A,
8.000%, 7–1–35	5,000	3,394
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28	2,000	1,273
5.500%, 7–1–39	3,750	2,293
PR Aqueduct and Sewer Auth, Rev Bonds, Ser 2012A (Sr Lien),
5.750%, 7–1–37	1,000	664
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.250%, 7–1–40	2,000	1,083
PR Elec Power Auth, Power Rev Bonds, Ser 2013A,
7.000%, 7–1–43	13,000	7,035
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	5,000	2,589
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A:
5.375%, 8–1–39	5,000	2,418
5.500%, 8–1–42	1,000	484
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, Ser 2011C,
5.250%, 8–1–40	3,000	1,865

		23,098

South Carolina – 0.7%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
6.500%, 4–1–42	5,000	6,145

Texas – 13.6%
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	1,750	1,960
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	3,500	4,327
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (C)	2,000	749
0.000%, 1–1–40 (C)	1,500	451
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5.000%, 11–1–45	5,500	5,746
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B,
5.000%, 11–1–44	5,000	5,454
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A,
5.500%, 4–1–53	10,000	10,942
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A,
9.000%, 9–1–38	2,970	3,286
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	4,500	4,818

HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlg at Gleannloch Farms, Inc. Proj), Ser 2006A,
5.500%, 2–15–27	1,500	1,521
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–38	1,600	1,630
La Vernia Higher Edu Fin Corp. (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,392
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	5,205	5,918
Lubbock Hlth Fac Dev Corp., First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A,
6.625%, 7–1–36	6,000	6,151
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
6.875%, 12–1–24	2,000	2,089
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	900	1,008
6.500%, 8–15–39	1,800	2,035
Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	450	530
7.750%, 6–1–39	1,200	1,474
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11–15–37	6,000	6,123
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.125%, 11–15–39	750	720
8.250%, 11–15–44	7,000	6,760
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–32	1,000	1,074
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	9,750	11,455
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	1,500	1,835
7.000%, 6–30–40	6,000	7,170
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	5,400	6,481
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	3,000	3,724
TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012-A,
5.000%, 8–15–41	6,445	6,928

		114,751

Utah – 0.3%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A,
5.500%, 6–1–37	2,000	2,194

Virginia – 3.9%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A:
6.000%, 6–1–43	3,911	3,789
2.000%, 10–1–48	1,265	57

Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	4,865	5,623
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007,
0.000%, 9–1–41 (C)	821	108
Marquis Cmnty Dev Auth, Rev Bonds, Ser 2007,
5.625%, 9–1–41	2,779	2,474
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 L.P. - Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	2,075	2,075
VA Small Business Fin Auth, Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012,
5.000%, 7–1–34	4,590	4,835
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	2,000	2,287
5.500%, 1–1–42	11,000	11,876

		33,124

Washington – 0.8%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	1,865	2,037
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	4,100	4,997

		7,034

Wisconsin – 1.0%
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	4,500	4,737
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,000	1,101
6.125%, 6–1–39	1,000	1,096
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A,
5.500%, 6–15–45	2,000	1,940

		8,874

Wyoming – 0.5%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1–1–38	4,000	4,360

TOTAL MUNICIPAL BONDS – 89.4%		$754,762
(Cost: $734,796)

SHORT-TERM SECURITIES
Commercial Paper(D) – 4.0%
Becton Dickinson & Co.:
0.420%, 7–1–15	6,000	6,000
0.460%, 8–19–15	6,000	5,996
Bemis Co., Inc.,
0.430%, 7–14–15	4,166	4,165
Kroger Co. (The),
0.360%, 7–6–15	10,000	10,000
NBCUniversal Enterprise, Inc.,
0.360%, 7–7–15	8,244	8,243

		34,404

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (E)	2,417	2,417

Municipal Obligations – 5.2%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.),
0.050%, 7–7–15 (E)	10,800	10,800
CA GO Bonds, Ser 2005A3 (GTD by Bank of America N.A.),
0.060%, 7–7–15 (E)	1,000	1,000
CA Infra and Econ Dev Bank, Var Rate Dnd Rfdg Rev Bds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank N.A.),
0.010%, 7–1–15 (E)	3,000	3,000
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.090%, 7–7–15 (E)	1,300	1,300
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.070%, 7–7–15 (E)	2,500	2,500
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.),
0.070%, 7–7–15 (E)	1,000	1,000
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.070%, 7–7–15 (E)	5,640	5,640
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2014C-C (GTD by U.S. Bank N.A.),
0.020%, 7–1–15 (E)	3,500	3,500
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.020%, 7–1–15 (E)	8,000	8,000
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.040%, 7–1–15 (E)	2,000	2,000
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj), Ser 2011I (GTD by Bank of Nova Scotia),
0.070%, 4–1–28 (E)	5,000	5,000

		43,740

TOTAL SHORT-TERM SECURITIES – 9.5%		$80,561
(Cost: $80,561)

TOTAL INVESTMENT SECURITIES – 98.9%		$835,323
(Cost: $815,357)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		8,964

NET ASSETS – 100.0%		$844,287

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Zero coupon bond.

(D)	Rate shown is the yield to maturity at June 30, 2015.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$754,762	$—
Short-Term Securities	—	80,561	—
Total	$—	$835,323	$—

During the period ended June 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

FHA = Federal Housing Administration

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$815,357

Gross unrealized appreciation	61,790
Gross unrealized depreciation	(41,824)

Net unrealized appreciation	$19,966

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 28, 2015

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 28, 2015